REGISTRATION NO. 33-58131
                                                                       811-07259

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          POST-EFFECTIVE AMENDMENT NO.9
                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9

                                   -----------

                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                           (Exact Name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                                    Secretary
                     The Travelers Life and Annuity Company
                 One Cityplace, Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering:        _____________________

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[N/A] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                      TRAVELERS VINTAGE ANNUITY PROSPECTUS:
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund -- Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier Growth Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares
   Growth Fund -- Class 2 Shares
   Growth-Income Fund -- Class 2 Shares
DREYFUS VARIABLE INVESTMENT FUND
   Developing Leaders Portfolio -- Initial Shares
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares
   Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Investors Fund -- Class I
   Total Return Fund -- Class I
SMITH BARNEY ALLOCATION SERIES INC.
   Select Balanced Portfolio
   Select Growth Portfolio
   Select High Growth Portfolio
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio
   Disciplined Mid Cap Stock Portfolio
   Merrill Lynch Large Cap Core Portfolio(1)
   MFS Emerging Growth Portfolio
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio
   MFS Total Return Portfolio
   Pioneer Strategic Income Portfolio(2)
   Salomon Brothers Strategic Total Return Bond Portfolio
   Smith Barney High Income Portfolio
   Smith Barney International All Cap Growth Portfolio
   Smith Barney Large Cap Value Portfolio
   Smith Barney Large Capitalization Growth Portfolio
   Smith Barney Money Market Portfolio
   Strategic Equity Portfolio(3)
   Travelers Managed Income Portfolio
   Van Kampen Enterprise Portfolio
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities Portfolio

----------
(1)   Formerly MFS Research Portfolio
(2)   Formerly Putnam Diversified Income Portfolio
(3)   Formerly Alliance Growth Portfolio

The Contract, certain Contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary .................................................................     3
Summary ..................................................................     5
Fee Table ................................................................     8
Condensed Financial Information ..........................................    12
The Annuity Contract .....................................................    12
   Contract Owner Inquiries ..............................................    13
   Purchase Payments .....................................................    13
   Accumulation Units ....................................................    13
   The Variable Funding Options ..........................................    13
The Fixed Account ........................................................    17
Charges and Deductions ...................................................    17
   General ...............................................................    17
   Withdrawal Charge .....................................................    18
   Free Withdrawal Allowance .............................................    18
   Administrative Charges ................................................    18
   Mortality and Expense Risk Charge .....................................    19
   Variable Liquidity Benefit Charge .....................................    19
   Variable Funding Option Expenses ......................................    19
   Premium Tax ...........................................................    19
   Changes in Taxes Based upon Premium or Value ..........................    19
Transfers ................................................................    19
   Dollar Cost Averaging .................................................    21
Access to Your Money .....................................................    21
   Systematic Withdrawals ................................................    22
   Loans .................................................................    22
Ownership Provisions .....................................................    22
   Types of Ownership ....................................................    22
     Contract Owner ......................................................    22
     Beneficiary .........................................................    22
     Annuitant ...........................................................    23
Death Benefit ............................................................    23
   Death Proceeds before the Maturity Date ...............................    23
   Payment of Proceeds ...................................................    25
   Beneficiary Contract Continuance ......................................    26
   Planned Death Benefit .................................................    27
   Death Proceeds after the Maturity Date ................................    27
The Annuity Period .......................................................    27
   Maturity Date .........................................................    27
   Allocation of Annuity .................................................    28
   Variable Annuity ......................................................    28
   Fixed Annuity .........................................................    28
Payment Options ..........................................................    29
   Election of Options ...................................................    29
   Annuity Options .......................................................    29
   Income Options ........................................................    30
   Variable Liquidity Benefit ............................................    30
Miscellaneous Contract Provisions ........................................    30
   Right to Return .......................................................    30
   Termination ...........................................................    30
   Required Reports ......................................................    31
   Suspension of Payments ................................................    31
The Separate Accounts ....................................................    31
   Performance Information ...............................................    31
Federal Tax Considerations ...............................................    32
   General Taxation of Annuities .........................................    32
   Types of Contracts: Qualified and Non-qualified .......................    32
   Qualified Annuity Contracts ...........................................    32
   Taxation of Qualified Annuity Contracts ...............................    32
   Mandatory Distributions for Qualified Plans ...........................    33
   Non-qualified Annuity Contracts .......................................    33
   Diversification Requirements for Variable Annuities ...................    34
   Ownership of the Investments ..........................................    34
   Taxation of Death Benefit Proceeds ....................................    34
   Other Tax Considerations ..............................................    34
   Treatment of Charges for Optional Benefits ............................    34
   Penalty Tax for Premature Distribution ................................    34
   Puerto Rico Tax Considerations ........................................    34
   Non-Resident Aliens ...................................................    35
Other Information ........................................................    35
   The Insurance Companies ...............................................    35
   Financial Statements ..................................................    35
   Distribution of Variable Annuity Contracts ............................    35
   Conformity with State and Federal Laws ................................    36
   Voting Rights .........................................................    36
   Restrictions on Financial Transactions ................................    37
   Legal Proceedings and Opinions ........................................    37
Appendix A: Condensed Financial Information
   for The Travelers Insurance Company: Fund BD ..........................   A-1
Appendix B: Condensed Financial Information
   for The Travelers Life and Annuity Company: Fund BD II ................   B-1
Appendix C: The Fixed Account ............................................   C-1
Appendix D: Enhanced Death Benefit for Contracts Issued before
   June 1, 1997 ..........................................................   D-1
Appendix E: Contents of the Statement of Additional Information ..........   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.


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

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       TRAVELERS VINTAGE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD for Variable Annuities ("Fund BD"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD II for Variable Annuities ("Fund BD II"). When we refer to the Separate Account, we are referring to either Fund BD or Fund BD II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments:") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.02% for the Standard Death Benefit and 1.30% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in years seven and later.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal orbegin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant.

Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE:                                                    6%(1)
     (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

     VARIABLE LIQUIDITY BENEFIT CHARGE:                                    6%(2)

     (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                               $30(3)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:

           YEARS SINCE PURCHASE PAYMENT MADE
        ----------------------------------------
        GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
                0 years               3 years                6%
                3 years               4 years                3%
                4 years               5 years                2%
                5 years               6 years                1%
                6 years+                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after six years. The charge is as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT
        ----------------------------------------
        GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
                0 years               3 years                6%
                3 years               4 years                3%
                4 years               5 years                2%
                5 years               6 years                1%
                6 years+                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

                 STANDARD DEATH BENEFIT

       Mortality and Expense Risk Charge.............   1.02%
       Administrative Expense Charge.................   0.15%
                                                       -----
          Total Annual Separate Account Charges......   1.17%

                 ENHANCED DEATH BENEFIT

       Mortality and Expense Risk Charge.............   1.30%
       Administrative Expense Charge.................   0.15%
                                                       -----
            Total Annual Separate Account Charges....   1.45%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                       MAXIMUM
                                                                        -------                       -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)...............    0.53%                         1.30%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES
----------------                  ----------    ------------   --------   ------------  ---------------      ---------
AIM VARIABLE INSURANCE
   FUNDS, INC.
   AIM V.I. Premier Equity
     Fund -- Series I............   0.61%           --           0.24%        0.85%           --               0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*...................    1.00%          0.25%         0.05%        1.30%          0.25%             1.05%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*..................    0.66%          0.25%         0.04%        0.95%           --               0.95%
   Growth Fund -- Class 2
     Shares*....................    0.37%          0.25%         0.02%        0.64%           --               0.64%
   Growth-Income Fund --
     Class 2 Shares*............    0.33%          0.25%         0.01%        0.59%           --               0.59%
DREYFUS VARIABLE INVESTMENT
   FUND
   Developing Leaders
     Portfolio -- Initial
     Shares.....................    0.75%           --           0.07%        0.82%           --               0.82%
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*...........    0.31%          0.25%         0.04%        0.60%           --               0.60%
   Fundamental Value Portfolio .    0.75%           --           0.02%        0.77%           --               0.77%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES
----------------                  ----------    ------------   --------   ------------  ---------------      ---------
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   Investors Fund -- Class I...     0.70%           --           0.12%        0.82%           --               0.82%
   Total Return Fund -- Class I     0.80%           --           0.21%        1.01%           --                 --(6)
SMITH BARNEY ALLOCATION
   SERIES INC.
   Select Balanced Portfolio...     0.35%           --           0.71%        1.06%           --               1.06%(2)
   Select Growth Portfolio.....     0.35%           --           0.75%        1.10%           --               1.10%(2)
   Select High Growth
     Portfolio.................     0.35%           --           0.81%        1.16%           --               1.16%(2)
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio............     0.75%           --           0.16%        0.91%           --               0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio..........     0.75%           --           0.15%        0.90%           --               0.90%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio.................     0.60%           --           0.18%        0.78%           --               0.78%(3)
   Disciplined Mid Cap Stock
     Portfolio.................     0.70%           --           0.12%        0.82%           --               0.82%(4)
   Merrill Lynch Large Cap
     Core Portfolio............     0.80%           --           0.19%        0.99%           --               0.99%(5)
   MFS Emerging Growth
     Portfolio.................     0.75%           --           0.14%        0.89%           --               0.89%(4)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio.................     0.80%           --           0.05%        0.85%           --               0.85%
   MFS Total Return Portfolio..     0.80%           --           0.02%        0.82%           --               0.82%
   Pioneer Strategic Income
     Portfolio.................     0.75%           --           0.25%        1.00%           --               1.00%
   Salomon Brothers Strategic
     Total Return Bond
     Portfolio.................     0.80%           --           0.40%        1.20%           --               1.20%
   Smith Barney High Income
     Portfolio.................     0.60%           --           0.09%        0.69%           --               0.69%
   Smith Barney International
     All Cap Growth Portfolio..     0.90%           --           0.09%        0.99%           --               0.99%
   Smith Barney Large Cap
     Value Portfolio...........     0.65%           --           0.04%        0.69%           --               0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio.................     0.75%           --           0.04%        0.79%           --               0.79%
   Smith Barney Money Market
     Portfolio.................     0.50%           --           0.03%        0.53%           --               0.53%
   Strategic Equity Portfolio..     0.80%           --           0.04%        0.84%           --               0.84%
   Travelers Managed Income
     Portfolio.................     0.65%           --           0.03%        0.68%           --               0.68%
   Van Kampen Enterprise
     Portfolio.................     0.70%           --           0.10%        0.80%           --               0.80%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio.................     0.75%           --           0.40%        1.15%           --                 --(6)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.
(2) Each Portfolio of the Smith Barney Allocation Series Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/04 (the fiscal year end of the Portfolios).
(3) Fund has a voluntary waiver of 0.80%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
(4) Fund has a voluntary waiver of 0.95%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
(5) Fund has a voluntary waiver of 1.00%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
(6) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                     VOLUNTARY FEE
                                                                     WAIVER AND/OR
                                                                        EXPENSE              NET TOTAL ANNUAL
FUNDING OPTION                                                       REIMBURSEMENT          OPERATING EXPENSES
--------------                                                       -------------          ------------------
Total Return Fund -- Class I................................             0.01%                     1.00%
Smith Barney Small Cap Growth Opportunities Portfolio.......             0.25%                     0.90%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          -------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------   -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..............    881       1462      1669      3108       281       862       1469      3108
Underlying Fund with Minimum Total
Annual Operating Expenses..............    804       1230      1282      2336       204       630       1082      2336

                         CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
-------------------------------------------------------------------------------

Travelers Vintage Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                 MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE   ANNUITANT ON THE CONTRACT DATE
------------------------------   -----------------------------------------------

Standard Death Benefit                              85
Enhanced Death Benefit                              75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. >From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    -------------------------------------       --------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I                              capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    -------------------------------------       --------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Developing Leaders Portfolio --         Seeks to maximize capital                   The Dreyfus Corporation
     Initial Shares                        appreciation. The Fund normally
                                           invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before       Travelers Investment Management
     Shares                                expenses, correspond to the price and       Company ("TIMCO")
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             Smith Barney Fund Management LLC
                                           Current income is a secondary               ("SBFM")
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   Investors Fund -- Class I               Seeks long term growth of capital.          Salomon Brothers Asset Management
                                           Secondarily seeks current income. The       ("SBAM")
                                           Fund normally invests in common stocks
                                           of established companies.

   Total Return Fund -- Class I            Seeks above average income (compared        SBAM
                                           to a portfolio invested entirely in
                                           equity securities). Secondarily seeks
                                           growth of capital and income.  The
                                           Fund normally invests in a broad range
                                           of equity and fixed-income securities
                                           of U.S. and foreign issuers.

SMITH BARNEY ALLOCATION SERIES INC.
   Select Balanced Portfolio               Seeks a balance of growth of capital        Travelers Investment Adviser,
                                           and income. The Fund is a "fund of          Inc. ("TIA")
                                           funds." Rather than investing directly
                                           in securities, the Fund normally
                                           invests in other Smith Barney equity
                                           and fixed-income mutual funds.

   Select Growth Portfolio                 Seeks long-term growth of capital. The      TIA
                                           Fund is a "fund of funds." Rather than
                                           investing directly in securities, the
                                           Fund normally invests in other Smith
                                           Barney mutual funds, which are
                                           primarily equity funds.

   Select High Growth Portfolio            Seeks capital appreciation. The Fund        TIA
                                           is a "fund of funds." Rather than
                                           investing directly in securities, the
                                           Fund normally invests in other Smith
                                           Barney mutual funds, which are
                                           primarily fixed-income funds.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio              Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies. The
                                           Small Cap Growth segment invests in
                                           small sized companies.

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    -------------------------------------       --------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            Travelers Asset Management
                                           appreciation. The Fund normally             International Company LLC
                                           invests in convertible securities.          ("TAMIC")

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: TIMCO
                                           securities of companies with mid-size
                                           market capitalizations.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                           portfolio of equity securities of           Investment Managers, L.P. ("MLIM")
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital.
                                           The TAMIC Fund normally invests in
                                           common stock Subadviser:
                                           Massachusetts and related securities
                                           of emerging Financial Services
                                           ("MFS") growth companies.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser:  AIM Capital
                                           companies that are likely to benefit        Management Inc.
                                           from new products, services or
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam Investment
                                           normally invests in debt securities of      Management, Inc.
                                           U.S. and foreign governments and
                                           corporations.

   Salomon Brothers Strategic Total        Seeks total return. The Fund normally       TIA
     Return Bond Portfolio                 invests in a globally diverse
                                           portfolio of fixed-income securities.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney International All Cap      Seeks total return on assets from           SBFM
     Growth Portfolio                      growth of capital and income. The Fund
                                           normally invests in equity securities
                                           of foreign companies.

   Smith Barney Large Cap Value            Seeks long-term growth of capital.          SBFM
     Portfolio                             Current income is a secondary
                                           objective. The Fund normally invests
                                           in equities, or similar securities, of
                                           companies with large market
                                           capitalizations.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   SmithBarney Money Market Portfolio      Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: Fidelity Management &
                                           securities, primarily in common stocks      Research Company ("FMR")
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    -------------------------------------       --------------------------------
   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

         o the ability for you to make withdrawals and surrenders under the Contracts;

         o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners,

         o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

         o administration of the annuity options available under the Contracts; and

         o  the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

         o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

         o sales and marketing expenses including commission payments to your registered representative, and

         o  other costs of doing business.

Risks we assume include:

         o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

         o that the amount of the death benefit will be greater than the Contract Value, and

         o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

         o  We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for six years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

       YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
  -------------------------------------------          -----------------
  GREATER THAN OR EQUAL TO      BUT LESS THAN
          0 years                  3 years                    6%
          3 years                  4 years                    3%
          4 years                  5 years                    2%
          5 years                  6 years                    1%
          6+years                                             0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis) then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o     if an annuity payout has begun

      o due to a minimum distribution under our minimum distribution rules then in effect

      o if an income option of at least five year's duration is begun after the first Contract Year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
   -------------------------------------------          -----------------
   GREATER THAN OR EQUAL TO      BUT LESS THAN

           0 years                  3 years                    6%
           3 years                  4 years                    3%
           4 years                  5 years                    2%
           5 years                  6 years                    1%
           6+years                                             0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

         o    the dollar amount you request to transfer;

         o    the number of transfers you made within the previous three months;

         o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

         o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

         o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

         o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months. The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order.

We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

SUCCEEDING OWNER. For Non-qualified Contracts only, if joint owners are not named, the Contract Owner may name a succeeding owner in a Written Request. The succeeding owner becomes the Contract Owner if living when the Contract Owner dies. The succeeding owner has no interest in the Contract before then. The Contract Owner may change or delete a succeeding owner by Written Request.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

o    the death benefit will not be payable upon the Annuitant's death

o    the contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

You may not change, delete or add a Contingent Annuitant after the Contract becomes effective.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

      (1)   the Contract Value;

      (2)   the total Purchase Payments made under the Contract; or

      (3) the Contract Value on the latest fifth Contract Year anniversary immediately preceding the date on which the Company receives Due Proof of Death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

      (1)   the Contract Value;

      (2)   the total Purchase Payments made under the Contract; or

      (3) the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant's 75th birthday.

ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

(Please refer to Appendix D for a description of the Enhanced Death Benefit for contracts purchased prior to June 1,1997.)

All death benefits described below are reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted.

----------------------------------------------------------  --------------------------------------------------------------
                  AGE AT TIME OF DEATH                                                DEATH BENEFIT
----------------------------------------------------------  --------------------------------------------------------------
If the Annuitant dies before age 80, the death benefit
will be the greatest of:                                      o  the Contract Value on the Death Report Date
                                                              o  the roll-up death benefit value on the Death Report
                                                                 Date (as described below)
                                                              o  the maximum of all step-up death benefit values (as
                                                                 described below) available on the Death Report Date

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                              o  the Contract Value on the Death Report Date
                                                              o  the roll-up death benefit value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                                 Purchase Payments and minus any partial surrender
                                                                 reductions (as described below) that occur after the
                                                                 Annuitant's 80th birthday; or
                                                              o  The maximum of all step-up death benefit values (as
                                                                 described below) in effect on the Death Report Date
                                                                 which are associated with any Contract Date anniversary
                                                                 occurring on or before the Annuitant's 80th birthday
----------------------------------------------------------  --------------------------------------------------------------

THE ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the roll-up death benefit value is equal to the Purchase Payment. On each Contract Date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

         (a) is the roll-up death benefit value as of the previous Contract Date anniversary

         (b)  is any Purchase Payment during the previous Contract Year

         (c) is any partial surrender reduction (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value equals (a) plus (b) minus (c) where:

         (a) is the roll-up death benefit value as of the previous Contract Date anniversary

         (b) is any Purchase Payment made since the previous Contract Date anniversary

         (c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary.

The maximum roll-up death benefit payable equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

STEP-UP VALUE. We will establish a separate death benefit value on each anniversary of the Contract Date which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. Whenever you make a Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. Recalculations of step-up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or withdrawals occur.

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000 - 9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000 - 16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                     PAYOUT RULES
     UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                     APPLY*
---------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE                The beneficiary            Unless the beneficiary elects to             Yes
ANNUITANT) (WITH NO JOINT OWNER)     (ies), or if none, to      continue the Contract rather than
                                     the CONTRACT OWNER's       receive the distribution.
                                     estate.
---------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)         The beneficiary            Unless the beneficiary elects to             Yes
(WITH NO JOINT OWNER)                (ies), or if none, to      continue the Contract rather than
                                     the CONTRACT OWNER's       receive the distribution.
                                     estate.
---------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE          The surviving joint        Unless the surviving joint elects to         Yes
ANNUITANT)                           owner.                     continue the Contract rather than
                                                                receive the distribution.
---------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE              The beneficiary            Unless the beneficiary/surviving             Yes
ANNUITANT)                           (ies), or if none, to      joint owner elects to continue the
                                     the surviving joint        Contract rather than receive the
                                     owner.                     distribution.
---------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT       See death of "owner                                                     Yes
OWNER)                               who is the ANNUITANT"
                                     above.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                     PAYOUT RULES
     UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                     APPLY*
---------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A          The beneficiary (ies)                                                 Yes (Death of
NONNATURAL PERSON/TRUST)             (e.g. the trust) or                                                   ANNUITANT is
                                     if none, to the owner.                                                treated as death
                                                                                                           of the owner in
                                                                                                           these
                                                                                                           circumstances.)
---------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING       No death proceeds are                                                 N/A
ANNUITANT IS STILL ALIVE)            payable; contract
                                     continues.
---------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                          No death proceeds are                                                 N/A
                                     payable; contract
                                     continues.
---------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY               No death proceeds are                                                 N/A
                                     payable; contract
                                     continues.
---------------------------------------------------------------------------------------------------------------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

                               QUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                     PAYOUT RULES
     UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                     APPLY*
---------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                      The beneficiary (ies),      Unless the beneficiary elects to            Yes
                                     or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER's            receive a distribution.
                                     estate.
---------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                          No death proceeds are                                                   N/A
                                     payable; Contract
                                     continues.
---------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY               No death proceeds are                                                   N/A
                                     payable; Contract
                                     continues.
---------------------------------------------------------------------------------------------------------------------------

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts, or for Non-qualified Contracts, the Annuitant's 75th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or 70th birthday for Qualified Contracts, or for all Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD and Fund BD II, respectively. Fund BD was established on October 22, 1993 and Fund BD II was established on February 22, 1995, and both are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD and Fund BD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified

Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract

Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.17%

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund-- Series I (5/01)...........   2003        0.611           0.755                  75,908
                                                               2002        0.886           0.611                 450,377
                                                               2001        1.000           0.886                 668,710

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        0.585           0.714                 511,962
                                                               2002        0.857           0.585                 546,050
                                                               2001        1.000           0.857                 297,549

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (5/01)...............   2003        0.739           0.988               2,904,801
                                                               2002        0.876           0.739               2,231,042
                                                               2001        1.000           0.876                 802,933

   Growth Fund-- Class 2 Shares (5/01)......................   2003        0.636           0.860               8,634,706
                                                               2002        0.852           0.636               5,528,439
                                                               2001        1.000           0.852               1,775,888

   Growth-Income Fund-- Class 2 Shares (5/01)...............   2003        0.781           1.022               9,887,549
                                                               2002        0.967           0.781               6,543,536
                                                               2001        1.000           0.967               2,371,512

Dreyfus Variable Investment Fund
   Developing Leaders Portfolio-- Initial Shares (5/98).....   2003        0.862           1.122               3,128,195
                                                               2002        1.078           0.862               3,595,868
                                                               2001        1.162           1.078               3,233,826
                                                               2000        1.038           1.162               3,583,484
                                                               1999        0.852           1.038               2,129,773
                                                               1998        1.000           0.852               1,024,905

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
Greenwich Street Series Fund

   Equity Index Portfolio-- Class II Shares (5/99)..........   2003        0.648           0.818               2,376,230
                                                               2002        0.845           0.648               2,780,694
                                                               2001        0.976           0.845               3,052,737
                                                               2000        1.088           0.976               2,024,943
                                                               1999        1.000           1.088               1,741,701

   Fundamental Value Portfolio (11/94)......................   2003        1.942           2.662              29,927,751
                                                               2002        2.497           1.942              36,718,095
                                                               2001        2.667           2.497              46,360,039
                                                               2000        2.240           2.667              55,492,831
                                                               1999        1.857           2.240              65,203,019
                                                               1998        1.790           1.857              73,467,726

Salomon Brothers Variable Series Funds Inc.
   Investors Fund-- Class I (5/98)..........................   2003        0.918           1.201               3,570,075
                                                               2002        1.207           0.918               3,952,134
                                                               2001        1.275           1.207               4,597,550
                                                               2000        1.119           1.275               1,901,624
                                                               1999        1.014           1.119               1,845,539
                                                               1998        1.000           1.014                 704,294

   Total Return Fund-- Class I (5/98).......................   2003        0.956           1.096                 996,893
                                                               2002        1.039           0.956               1,278,668
                                                               2001        1.060           1.039               1,200,238
                                                               2000        0.994           1.060                 845,563
                                                               1999        0.997           0.994                 769,348
                                                               1998        1.000           0.997                 397,259

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97).........................   2003        1.174           1.396               2,560,375
                                                               2002        1.270           1.174               3,121,798
                                                               2001        1.303           1.270               3,742,546
                                                               2000        1.258           1.303               3,561,033
                                                               1999        1.183           1.258               3,958,544
                                                               1998        1.093           1.183               4,046,998
                                                               1997        1.000           1.093               3,114,900

   Select Growth Portfolio (3/97)...........................   2003        0.965           1.239               1,584,448
                                                               2002        1.192           0.965               2,169,501

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Select Growth Portfolio  (continued).....................   2001        1.338           1.192               2,631,461
                                                               2000        1.421           1.338               2,951,806
                                                               1999        1.238           1.421               3,487,443
                                                               1998        1.099           1.238               3,135,267
                                                               1997        1.000           1.099               2,261,767

   Select High Growth Portfolio (3/97)......................   2003        0.936           1.266                 499,464
                                                               2002        1.242           0.936                 574,369
                                                               2001        1.429           1.242                 618,220
                                                               2000        1.558           1.429                 707,214
                                                               1999        1.242           1.558                 807,243
                                                               1998        1.090           1.242                 723,814
                                                               1997        1.000           1.090                 602,892

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.655           0.799                 554,679
                                                               2002        0.895           0.655                 364,889
                                                               2001        1.000           0.895                 441,029

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.648           0.860               1,657,215
                                                               2002        0.896           0.648                 680,370
                                                               2001        1.000           0.896                 233,523

The Travelers Series Trust
   Convertible Securities Portfolio (6/98)..................   2003        1.177           1.469               1,192,485
                                                               2002        1.280           1.177               1,982,316
                                                               2001        1.306           1.280               2,206,650
                                                               2000        1.175           1.306               1,168,231
                                                               1999        1.001           1.175                 626,884
                                                               1998        1.000           1.001                 248,991

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2003        1.105           1.461               3,810,819
                                                               2002        1.305           1.105               4,509,768
                                                               2001        1.376           1.305               4,124,695
                                                               2000        1.194           1.376               3,158,686
                                                               1999        1.064           1.194               1,843,199
                                                               1998        1.000           1.064                 397,554

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        0.671           0.803               1,579,231
                                                               2002        0.906           0.671               2,067,818
                                                               2001        1.183           0.906               3,143,694
                                                               2000        1.267           1.183               3,989,985
                                                               1999        1.037           1.267               3,898,421
                                                               1998        1.000           1.037               1,353,759

   MFS Emerging Growth Portfolio (11/96)....................   2003        0.904           1.154              10,995,857
                                                               2002        1.391           0.904              14,406,268
                                                               2001        2.205           1.391              20,409,633
                                                               2000        2.793           2.205              26,758,940
                                                               1999        1.599           2.793              28,192,848
                                                               1998        1.204           1.599              25,199,790
                                                               1997        1.005           1.204              19,165,838
                                                               1996        1.000           1.005               4,789,844

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/95)...............   2003        0.991           1.267              34,875,318
                                                               2002        1.317           0.991              43,597,234
                                                               2001        1.748           1.317              58,613,993
                                                               2000        1.974           1.748              74,130,562
                                                               1999        1.397           1.974              81,401,202
                                                               1998        1.206           1.397              90,905,019
                                                               1997        1.088           1.206              91,233,697
                                                               1996        0.958           1.088              71,085,132
                                                               1995        1.000           0.958              20,366,025

   MFS Total Return Portfolio (6/94)........................   2003        1.969           2.268              37,607,488
                                                               2002        2.103           1.969              44,972,133
                                                               2001        2.127           2.103              54,056,696
                                                               2000        1.845           2.127              64,462,637
                                                               1999        1.819           1.845              78,484,497
                                                               1998        1.648           1.819              86,949,854
                                                               1997        1.376           1.648              83,810,525
                                                               1996        1.216           1.376              68,235,801
                                                               1995        0.979           1.216              41,813,313
                                                               1994        1.000           0.979               9,098,534

   Pioneer Strategic Income Portfolio (6/94)................   2003        1.406           1.661              18,272,707
                                                               2002        1.344           1.406              23,732,550

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio  (continued)..........   2001        1.304           1.344              28,854,109
                                                               2000        1.325           1.304              37,822,306
                                                               1999        1.326           1.325              45,594,724
                                                               1998        1.332           1.326              53,053,274
                                                               1997        1.252           1.332              51,751,252
                                                               1996        1.170           1.252              43,898,066
                                                               1995        1.009           1.170              26,077,726
                                                               1994        1.000           1.009               5,803,299

   Salomon Brothers Strategic Total Return Bond
   Portfolio (6/94).........................................   2003        1.553           1.739               5,037,212
                                                               2002        1.450           1.553               5,507,970
                                                               2001        1.378           1.450               5,251,702
                                                               2000        1.319           1.378               6,890,789
                                                               1999        1.359           1.319               8,990,726
                                                               1998        1.397           1.359              11,299,081
                                                               1997        1.316           1.397              12,826,830
                                                               1996        1.121           1.316              11,505,498
                                                               1995        0.945           1.121               6,839,747
                                                               1994        1.000           0.945               2,399,733

   Smith Barney High Income Portfolio (6/94)................   2003        1.217           1.534              13,435,291
                                                               2002        1.273           1.217              17,114,943
                                                               2001        1.338           1.273              22,158,369
                                                               2000        1.472           1.338              28,815,814
                                                               1999        1.452           1.472              38,357,097
                                                               1998        1.463           1.452              44,406,204
                                                               1997        1.300           1.463              42,964,010
                                                               1996        1.162           1.300              33,737,040
                                                               1995        0.988           1.162              20,136,397
                                                               1994        1.000           0.988               3,105,349

   Smith Barney International All Cap Growth
   Portfolio (6/94).........................................   2003        0.814           1.026              29,382,959
                                                               2002        1.109           0.814              36,517,428
                                                               2001        1.630           1.109              49,462,447
                                                               2000        2.164           1.630              63,128,882
                                                               1999        1.305           2.164              72,748,400
                                                               1998        1.240           1.305              82,330,241
                                                               1997        1.222           1.240              87,384,895

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)..............................................   1996        1.050           1.222              77,554,062
                                                               1995        0.955           1.050              47,316,609
                                                               1994        1.000           0.955              14,141,474

   Smith Barney Large Cap Value Portfolio (6/94)............   2003        1.536           1.937              25,941,256
                                                               2002        2.083           1.536              33,420,816
                                                               2001        2.296           2.083              45,558,878
                                                               2000        2.053           2.296              55,091,429
                                                               1999        2.076           2.053              67,687,987
                                                               1998        1.913           2.076              71,417,242
                                                               1997        1.528           1.913              71,149,294
                                                               1996        1.291           1.528              57,479,117
                                                               1995        0.981           1.291              31,342,864
                                                               1994        1.000           0.981               6,653,987

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        0.945           1.379              13,098,784
                                                               2002        1.272           0.945              14,669,240
                                                               2001        1.471           1.272              23,676,786
                                                               2000        1.599           1.471              27,150,090
                                                               1999        1.237           1.599              25,851,563
                                                               1998        1.000           1.237              12,224,352

   Smith Barney Money Market Portfolio (6/94)...............   2003        1.318           1.311              19,072,257
                                                               2002        1.317           1.318              34,637,166
                                                               2001        1.285           1.317              40,479,011
                                                               2000        1.226           1.285              33,979,597
                                                               1999        1.184           1.226              45,052,907
                                                               1998        1.140           1.184              47,120,777
                                                               1997        1.098           1.140              38,096,919
                                                               1996        1.058           1.098              49,671,947
                                                               1995        1.016           1.058              36,636,843
                                                               1994        1.000           1.016               7,171,388

   Strategic Equity Portfolio (6/94)........................   2003        1.724           2.259              49,020,099
                                                               2002        2.627           1.724              60,860,309
                                                               2001        3.068           2.627              84,551,493
                                                               2000        3.795           3.068             110,497,118
                                                               1999        2.903           3.795             131,228,285

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Strategic Equity Portfolio  (continued)..................   1998        2.276           2.903             142,801,580
                                                               1997        1.785           2.276             144,292,812
                                                               1996        1.396           1.785             123,293,902
                                                               1995        1.047           1.396              79,333,827
                                                               1994        1.000           1.047              16,522,104

   Travelers Managed Income Portfolio (6/94)................   2003        1.483           1.590               9,092,631
                                                               2002        1.469           1.483              11,833,198
                                                               2001        1.392           1.469              13,910,891
                                                               2000        1.306           1.392              13,842,174
                                                               1999        1.309           1.306              17,250,745
                                                               1998        1.261           1.309              20,492,138
                                                               1997        1.163           1.261              17,886,675
                                                               1996        1.142           1.163              15,376,353
                                                               1995        0.997           1.142              11,294,401
                                                               1994        1.000           0.997               2,849,032

   Van Kampen Enterprise Portfolio (6/94)...................   2003        1.484           1.842              19,773,015
                                                               2002        2.125           1.484              24,341,031
                                                               2001        2.731           2.125              32,559,084
                                                               2000        3.238           2.731              43,294,726
                                                               1999        2.601           3.238              50,445,762
                                                               1998        2.103           2.601              55,902,505
                                                               1997        1.655           2.103              55,871,473
                                                               1996        1.362           1.655              45,338,023
                                                               1995        1.039           1.362              26,472,613
                                                               1994        1.000           1.039               2,941,129

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.696           0.976               1,401,009
                                                               2002        0.947           0.696                 529,979
                                                               2001        1.000           0.947                 443,888

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.45%

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.608           0.750                  12,043
                                                               2002        0.885           0.608                      --
                                                               2001        1.000           0.885                  62,490

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        0.583           0.709                 164,993
                                                               2002        0.855           0.583                  98,794
                                                               2001        1.000           0.855                 220,509

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/01)..............   2003        0.735           0.980                 246,731
                                                               2002        0.874           0.735                 186,424
                                                               2001        1.000           0.874                  42,484

   Growth Fund -- Class 2 Shares (5/01).....................   2003        0.633           0.854               1,297,330
                                                               2002        0.850           0.633               1,169,096
                                                               2001        1.000           0.850                 249,033

   Growth-Income Fund -- Class 2 Shares (5/01)..............   2003        0.777           1.014               1,567,244
                                                               2002        0.965           0.777               1,363,147
                                                               2001        1.000           0.965                 735,883

Dreyfus Variable Investment Fund
   Developing Leaders Portfolio -- Initial Shares (5/98)....   2003        0.851           1.104                 841,633
                                                               2002        1.067           0.851                 569,457
                                                               2001        1.153           1.067                 333,484
                                                               2000        1.033           1.153                 475,404
                                                               1999        0.851           1.033                 301,650
                                                               1998        1.000           0.851                  49,426

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2003        0.642           0.808                 501,650
                                                               2002        0.839           0.642                 647,264
                                                               2001        0.971           0.839                 199,427
                                                               2000        1.086           0.971                 172,120
                                                               1999        1.000           1.086                  78,197

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Fundamental Value Portfolio (11/94)......................   2003        1.899           2.595               4,976,343
                                                               2002        2.448           1.899               5,662,520
                                                               2001        2.622           2.448               6,985,229
                                                               2000        2.208           2.622               8,605,537
                                                               1999        1.836           2.208              10,465,245
                                                               1998        1.775           1.836              11,653,902
                                                               1997        1.541           1.775              11,852,617
                                                               1996        1.247           1.541               9,168,615
                                                               1995        1.013           1.247               4,873,580

Salomon Brothers Variable Series Funds Inc.
   Investors Fund -- Class I (5/98).........................   2003        0.906           1.182                 755,600
                                                               2002        1.195           0.906                 646,567
                                                               2001        1.265           1.195                 766,415
                                                               2000        1.114           1.265                 250,413
                                                               1999        1.012           1.114                 171,466
                                                               1998        1.000           1.012                  75,864

   Total Return Fund -- Class I (5/98)......................   2003        0.944           1.078                 249,017
                                                               2002        1.028           0.944                 196,277
                                                               2001        1.052           1.028                 255,785
                                                               2000        0.989           1.052                 112,585
                                                               1999        0.996           0.989                 115,789
                                                               1998        1.000           0.996                  69,952

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97).........................   2003        1.155           1.370                 742,664
                                                               2002        1.253           1.155                 839,760
                                                               2001        1.290           1.253                 893,618
                                                               2000        1.248           1.290                 778,489
                                                               1999        1.177           1.248                 922,423
                                                               1998        1.091           1.177               1,086,882
                                                               1997        1.000           1.091                 777,806

   Select Growth Portfolio (3/97)...........................   2003        0.950           1.216                 917,612
                                                               2002        1.176           0.950                 989,634
                                                               2001        1.323           1.176               1,678,477
                                                               2000        1.410           1.323               1,838,058
                                                               1999        1.232           1.410               1,847,452

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Select Growth Portfolio  (continued).....................   1998        1.097           1.232               1,838,554
                                                               1997        1.000           1.097               1,403,455

   Select High Growth Portfolio (3/97)......................   2003        0.921           1.242                 237,262
                                                               2002        1.225           0.921                 222,093
                                                               2001        1.414           1.225                 225,839
                                                               2000        1.546           1.414                 226,088
                                                               1999        1.236           1.546                 319,187
                                                               1998        1.087           1.236                 325,871
                                                               1997        1.000           1.087                 230,988

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.652           0.793                  61,630
                                                               2002        0.893           0.652                  17,317
                                                               2001        1.000           0.893                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.645           0.854                 182,965
                                                               2002        0.894           0.645                 426,644
                                                               2001        1.000           0.894                  90,901

The Travelers Series Trust
   Convertible Securities Portfolio (6/98)..................   2003        1.162           1.446                 200,298
                                                               2002        1.267           1.162                 302,585
                                                               2001        1.297           1.267                 314,155
                                                               2000        1.169           1.297                 141,023
                                                               1999        0.999           1.169                 181,058
                                                               1998        1.000           0.999                  24,086

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2003        1.091           1.438                 828,184
                                                               2002        1.292           1.091                 977,077
                                                               2001        1.366           1.292                 965,597
                                                               2000        1.188           1.366                 801,701
                                                               1999        1.063           1.188                 330,146
                                                               1998        1.000           1.063                  54,397

   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        0.662           0.790                 251,631
                                                               2002        0.897           0.662                 339,786
                                                               2001        1.174           0.897                 613,613
                                                               2000        1.261           1.174               1,310,179

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   1999        1.035           1.261               1,159,613
                                                               1998        1.000           1.035               1,038,696

   MFS Emerging Growth Portfolio (11/96)....................   2003        0.888           1.131               2,268,562
                                                               2002        1.371           0.888               2,794,759
                                                               2001        2.180           1.371               4,160,492
                                                               2000        2.769           2.180               5,768,911
                                                               1999        1.589           2.769               6,685,207
                                                               1998        1.200           1.589               6,078,936
                                                               1997        1.005           1.200               4,600,192
                                                               1996        1.000           1.005                 780,369

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/95)...............   2003        0.971           1.238               5,476,460
                                                               2002        1.294           0.971               6,512,841
                                                               2001        1.723           1.294               9,370,593
                                                               2000        1.951           1.723              12,252,599
                                                               1999        1.385           1.951              14,474,829
                                                               1998        1.198           1.385              15,792,402
                                                               1997        1.084           1.198              15,590,753
                                                               1996        0.957           1.084              12,861,969
                                                               1995        1.000           0.957               5,394,325

   MFS Total Return Portfolio (6/94)........................   2003        1.922           2.208               8,011,019
                                                               2002        2.059           1.922               9,194,869
                                                               2001        2.089           2.059              10,752,298
                                                               2000        1.817           2.089              12,764,698
                                                               1999        1.796           1.817              16,859,973
                                                               1998        1.632           1.796              18,458,912
                                                               1997        1.366           1.632              17,373,326
                                                               1996        1.211           1.366              14,689,857
                                                               1995        0.977           1.211               9,472,924
                                                               1994        1.000           0.977               3,479,312

   Pioneer Strategic Income Portfolio (6/94)................   2003        1.373           1.618               4,610,898
                                                               2002        1.316           1.373               5,513,126
                                                               2001        1.281           1.316               6,907,426
                                                               2000        1.304           1.281               8,635,386
                                                               1999        1.309           1.304              11,060,448
                                                               1998        1.319           1.309              12,925,220

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio  (continued)..........   1997        1.243           1.319              12,723,780
                                                               1996        1.165           1.243              11,788,520
                                                               1995        1.007           1.165               8,650,123
                                                               1994        1.000           1.007               3,683,176

   Salomon Brothers Strategic Total Return Bond
   Portfolio (6/94).........................................   2003        1.516           1.694               1,113,505
                                                               2002        1.420           1.516               1,391,400
                                                               2001        1.353           1.420               1,096,011
                                                               2000        1.299           1.353               1,562,190
                                                               1999        1.342           1.299               2,350,837
                                                               1998        1.383           1.342               2,624,158
                                                               1997        1.306           1.383               2,883,105
                                                               1996        1.116           1.306               2,795,018
                                                               1995        0.944           1.116               2,179,955
                                                               1994        1.000           0.944               1,062,722

   Smith Barney High Income Portfolio (6/94)................   2003        1.189           1.494               3,064,466
                                                               2002        1.246           1.189               3,806,067
                                                               2001        1.314           1.246               4,788,057
                                                               2000        1.450           1.314               5,829,717
                                                               1999        1.434           1.450               8,209,532
                                                               1998        1.448           1.434               9,311,914
                                                               1997        1.291           1.448               8,926,610
                                                               1996        1.157           1.291               6,931,775
                                                               1995        0.986           1.157               3,771,792
                                                               1994        1.000           0.986               1,162,372

   Smith Barney International All Cap Growth
   Portfolio (6/94).........................................   2003        0.795           0.999               5,570,530
                                                               2002        1.086           0.795               6,526,506
                                                               2001        1.601           1.086               8,902,580
                                                               2000        2.131           1.601              11,816,707
                                                               1999        1.289           2.131              15,530,355
                                                               1998        1.228           1.289              17,670,056
                                                               1997        1.213           1.228              18,730,554
                                                               1996        1.046           1.213              16,661,870
                                                               1995        0.954           1.046              12,187,268
                                                               1994        1.000           0.954               5,897,670

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio (6/94)............   2003        1.499           1.886               5,636,938
                                                               2002        2.040           1.499               6,591,070
                                                               2001        2.254           2.040               8,282,092
                                                               2000        2.022           2.254              10,588,184
                                                               1999        2.050           2.022              13,629,236
                                                               1998        1.894           2.050              14,890,673
                                                               1997        1.517           1.894              15,382,871
                                                               1996        1.285           1.517              12,169,907
                                                               1995        0.980           1.285               7,140,022
                                                               1994        1.000           0.980               3,014,766

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        0.933           1.357               2,464,721
                                                               2002        1.259           0.933               2,575,008
                                                               2001        1.460           1.259               3,245,914
                                                               2000        1.592           1.460               3,984,628
                                                               1999        1.234           1.592               3,416,335
                                                               1998        1.000           1.234               1,022,328

   Smith Barney Money Market Portfolio (6/94)...............   2003        1.287           1.277               3,445,461
                                                               2002        1.289           1.287               5,718,355
                                                               2001        1.262           1.289               5,797,292
                                                               2000        1.207           1.262               4,483,256
                                                               1999        1.169           1.207               6,608,638
                                                               1998        1.129           1.169               8,253,674
                                                               1997        1.090           1.129               8,609,673
                                                               1996        1.054           1.090              10,176,442
                                                               1995        1.014           1.054               9,062,842
                                                               1994        1.000           1.014               3,747,874

   Strategic Equity Portfolio (6/94)........................   2003        1.684           2.200               8,513,118
                                                               2002        2.572           1.684              10,451,939
                                                               2001        3.012           2.572              15,076,327
                                                               2000        3.737           3.012              20,965,025
                                                               1999        2.867           3.737              26,575,989
                                                               1998        2.254           2.867              28,709,572
                                                               1997        1.772           2.254              30,063,293
                                                               1996        1.390           1.772              27,251,039
                                                               1995        1.046           1.390              20,570,511
                                                               1994        1.000           1.046               7,338,494

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Travelers Managed Income Portfolio (6/94)................   2003        1.448           1.548               2,636,504
                                                               2002        1.438           1.448               3,344,464
                                                               2001        1.367           1.438               3,524,194
                                                               2000        1.286           1.367               3,447,356
                                                               1999        1.293           1.286               4,233,630
                                                               1998        1.248           1.293               3,895,003
                                                               1997        1.154           1.248               3,090,967
                                                               1996        1.137           1.154               2,501,925
                                                               1995        0.995           1.137               1,782,544
                                                               1994        1.000           0.995                 980,035

   Van Kampen Enterprise Portfolio (6/94)...................   2003        1.449           1.794               4,145,363
                                                               2002        2.081           1.449               4,915,422
                                                               2001        2.682           2.081               7,087,006
                                                               2000        3.188           2.682               9,306,589
                                                               1999        2.568           3.188              11,751,851
                                                               1998        2.083           2.568              12,560,574
                                                               1997        1.643           2.083              13,032,150
                                                               1996        1.356           1.643              10,651,957
                                                               1995        1.037           1.356               6,569,199
                                                               1994        1.000           1.037               1,617,614

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.692           0.969                 202,946
                                                               2002        0.945           0.692                  70,815
                                                               2001        1.000           0.945                  52,916

                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio-- Class B

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus Variable Investment Fund: Developing Leaders Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

On May 1, 2003 Smith Barney Allocation Series Inc.: Select High Growth Portfolio was reopened and is available to new Contract Owners.

                  APPENDIX B --CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.17%

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.611           0.755                 549,581
                                                               2002        0.886           0.611                 452,916
                                                               2001        1.000           0.886                 784,729

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        0.585           0.714                 541,563
                                                               2002        0.857           0.585                 591,301
                                                               2001        1.000           0.857               1,599,889

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/01)..............   2003        0.739           0.988               2,338,416
                                                               2002        0.876           0.739               1,531,673
                                                               2001        1.000           0.876                 302,319

   Growth Fund -- Class 2 Shares (5/01).....................   2003        0.636           0.860               7,876,123
                                                               2002        0.852           0.636               5,204,523
                                                               2001        1.000           0.852               1,775,006

   Growth-Income Fund -- Class 2 Shares (5/01)..............   2003        0.781           1.022              10,455,500
                                                               2002        0.967           0.781               8,045,731
                                                               2001        1.000           0.967               4,182,477

Dreyfus Variable Investment Fund
   Developing Leaders Portfolio -- Initial Shares (5/98)....   2003        0.862           1.122               6,426,577
                                                               2002        1.078           0.862               7,558,046
                                                               2001        1.162           1.078               8,367,551
                                                               2000        1.038           1.162               8,748,382
                                                               1999        0.852           1.038               4,918,004
                                                               1998        1.000           0.852               1,712,698

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2003        0.648           0.818               4,934,524
                                                               2002        0.845           0.648               5,023,828
                                                               2001        0.976           0.845               5,290,969
                                                               2000        1.088           0.976               5,833,689
                                                               1999        1.000           1.088               4,474,800

   Fundamental Value Portfolio (11/95)......................   2003        1.942           2.662              23,008,144
                                                               2002        2.497           1.942              28,541,086
                                                               2001        2.667           2.497              35,936,645
                                                               2000        2.240           2.667              39,497,603
                                                               1999        1.857           2.240              42,818,333
                                                               1998        1.790           1.857              42,829,917

Salomon Brothers Variable Series Funds Inc.
   Investors Fund-- Class I (5/98)..........................   2003        0.918           1.201               5,788,326
                                                               2002        1.207           0.918               7,175,121
                                                               2001        1.275           1.207               8,630,494
                                                               2000        1.119           1.275               3,800,664
                                                               1999        1.014           1.119               2,903,384
                                                               1998        1.000           1.014               1,024,070

   Total Return Fund-- Class I (5/98).......................   2003        0.956           1.096               1,568,694
                                                               2002        1.039           0.956               1,661,014
                                                               2001        1.060           1.039               1,775,865
                                                               2000        0.994           1.060               1,806,836
                                                               1999        0.997           0.994               1,619,636
                                                               1998        1.000           0.997                 761,112

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97).........................   2003        1.174           1.396               6,058,621
                                                               2002        1.270           1.174               7,016,157
                                                               2001        1.303           1.270               8,521,339
                                                               2000        1.258           1.303               7,372,296
                                                               1999        1.183           1.258               8,078,329
                                                               1998        1.093           1.183               7,215,935
                                                               1997        1.000           1.093               4,148,291

   Select Growth Portfolio (3/97)...........................   2003        0.965           1.239               2,810,456
                                                               2002        1.192           0.965               3,477,779

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Select Growth Portfolio  (continued).....................   2001        1.338           1.192               4,058,208
                                                               2000        1.421           1.338               4,479,543
                                                               1999        1.238           1.421               5,037,394
                                                               1998        1.099           1.238               5,355,940
                                                               1997        1.000           1.099               3,396,120

   Select High Growth Portfolio (3/97)......................   2003        0.936           1.266               1,063,284
                                                               2002        1.242           0.936               2,145,452
                                                               2001        1.429           1.242               2,532,075
                                                               2000        1.558           1.429               2,672,371
                                                               1999        1.242           1.558               2,931,329
                                                               1998        1.090           1.242               3,434,814
                                                               1997        1.000           1.090               2,656,918

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.655           0.799                 454,774
                                                               2002        0.895           0.655                 107,552
                                                               2001        1.000           0.895                  49,350

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.648           0.860               1,433,743
                                                               2002        0.896           0.648                 945,291
                                                               2001        1.000           0.896                 165,628

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.177           1.469               3,580,128
                                                               2002        1.280           1.177               2,836,081
                                                               2001        1.306           1.280               3,229,548
                                                               2000        1.175           1.306               2,705,832
                                                               1999        1.001           1.175               1,597,497
                                                               1998        1.000           1.001                 418,194

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2003        1.105           1.461               6,731,651
                                                               2002        1.305           1.105               7,539,227
                                                               2001        1.376           1.305               7,464,051
                                                               2000        1.194           1.376               7,288,284
                                                               1999        1.064           1.194               3,984,156
                                                               1998        1.000           1.064                 550,487

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        0.671           0.803               4,011,608
                                                               2002        0.906           0.671               5,179,705
                                                               2001        1.183           0.906               7,294,912
                                                               2000        1.267           1.183               8,594,088
                                                               1999        1.037           1.267               7,720,777
                                                               1998        1.000           1.037               3,295,301

   MFS Emerging Growth Portfolio (11/96)....................   2003        0.904           1.154              18,256,897
                                                               2002        1.391           0.904              22,916,965
                                                               2001        2.205           1.391              31,323,073
                                                               2000        2.793           2.205              38,334,240
                                                               1999        1.599           2.793              38,199,495
                                                               1998        1.204           1.599              29,936,769
                                                               1997        1.005           1.204              17,294,943
                                                               1996        1.000           1.005               2,505,629

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/95)...............   2003        0.991           1.267              29,554,141
                                                               2002        1.317           0.991              36,609,088
                                                               2001        1.748           1.317              48,759,536
                                                               2000        1.974           1.748              58,458,248
                                                               1999        1.397           1.974              59,794,915
                                                               1998        1.206           1.397              59,823,732
                                                               1997        1.088           1.206              48,942,402
                                                               1996        0.958           1.088              29,460,488
                                                               1995        1.000           0.958               2,536,733

   MFS Total Return Portfolio (11/95).......................   2003        1.969           2.268              36,279,044
                                                               2002        2.103           1.969              44,055,402
                                                               2001        2.127           2.103              51,925,016
                                                               2000        1.845           2.127              55,043,368
                                                               1999        1.819           1.845              64,327,238
                                                               1998        1.648           1.819              58,653,278
                                                               1997        1.376           1.648              34,927,832
                                                               1996        1.216           1.376              16,650,570
                                                               1995        1.113           1.216                 912,547

   Pioneer Strategic Income Portfolio (11/95)...............   2003        1.406           1.661              17,359,087
                                                               2002        1.344           1.406              20,779,858
                                                               2001        1.304           1.344              24,095,134

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio  (continued)..........   2000        1.325           1.304              27,997,652
                                                               1999        1.326           1.325              31,303,028
                                                               1998        1.332           1.326              29,566,111
                                                               1997        1.252           1.332              19,504,257
                                                               1996        1.170           1.252              10,424,494
                                                               1995        1.109           1.170                 823,783

   Salomon Brothers Strategic Total Return Bond
   Portfolio (11/95)........................................   2003        1.553           1.739               4,620,468
                                                               2002        1.450           1.553               6,048,142
                                                               2001        1.378           1.450               5,041,930
                                                               2000        1.319           1.378               4,408,007
                                                               1999        1.359           1.319               5,149,182
                                                               1998        1.397           1.359               5,481,141
                                                               1997        1.316           1.397               5,016,054
                                                               1996        1.121           1.316               1,832,502
                                                               1995        1.038           1.121                  32,765

   Smith Barney High Income Portfolio (11/95)...............   2003        1.217           1.534              14,004,456
                                                               2002        1.273           1.217              17,052,242
                                                               2001        1.338           1.273              22,082,482
                                                               2000        1.472           1.338              25,994,496
                                                               1999        1.452           1.472              30,633,089
                                                               1998        1.463           1.452              31,054,135
                                                               1997        1.300           1.463              21,213,238
                                                               1996        1.162           1.300               7,719,068
                                                               1995        1.098           1.162                 242,593

   Smith Barney International All Cap Growth
   Portfolio (11/95)........................................   2003        0.814           1.026              19,996,518
                                                               2002        1.109           0.814              31,080,395
                                                               2001        1.630           1.109              37,365,581
                                                               2000        2.164           1.630              39,840,894
                                                               1999        1.305           2.164              40,313,454
                                                               1998        1.240           1.305              38,529,419
                                                               1997        1.222           1.240              31,311,119
                                                               1996        1.050           1.222              16,854,894
                                                               1995        1.077           1.050                 556,129

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio (11/95)...........   2003        1.536           1.937              23,230,901
                                                               2002        2.083           1.536              28,614,647
                                                               2001        2.296           2.083              36,896,310
                                                               2000        2.053           2.296              41,043,900
                                                               1999        2.076           2.053              45,773,195
                                                               1998        1.913           2.076              40,967,323
                                                               1997        1.528           1.913              27,117,422
                                                               1996        1.291           1.528              11,905,953
                                                               1995        1.167           1.291                 596,201

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        0.945           1.379              29,762,936
                                                               2002        1.272           0.945              32,882,101
                                                               2001        1.471           1.272              41,629,754
                                                               2000        1.599           1.471              48,151,480
                                                               1999        1.237           1.599              46,287,883
                                                               1998        1.000           1.237              12,176,408

   Smith Barney Money Market Portfolio (11/95)..............   2003        1.318           1.311              24,151,440
                                                               2002        1.317           1.318              45,287,737
                                                               2001        1.285           1.317              49,324,087
                                                               2000        1.226           1.285              45,585,702
                                                               1999        1.184           1.226              48,631,112
                                                               1998        1.140           1.184              41,370,187
                                                               1997        1.098           1.140              25,661,233
                                                               1996        1.058           1.098              22,961,508
                                                               1995        1.040           1.058               2,373,923

   Strategic Equity Portfolio (11/95).......................   2003        1.724           2.259              35,580,777
                                                               2002        2.627           1.724              43,888,761
                                                               2001        3.068           2.627              61,361,661
                                                               2000        3.795           3.068              72,884,231
                                                               1999        2.903           3.795              76,734,335
                                                               1998        2.276           2.903              67,639,943
                                                               1997        1.785           2.276              47,935,239
                                                               1996        1.396           1.785              24,031,009
                                                               1995        1.325           1.396               1,573,668

   Travelers Managed Income Portfolio (11/95)...............   2003        1.483           1.590              11,247,672
                                                               2002        1.469           1.483              15,554,389

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Travelers Managed Income Portfolio  (continued)..........   2001        1.392           1.469              18,765,083
                                                               2000        1.306           1.392              18,462,379
                                                               1999        1.309           1.306              20,425,251
                                                               1998        1.261           1.309              11,544,261
                                                               1997        1.163           1.261               4,488,528
                                                               1996        1.142           1.163               2,635,535
                                                               1995        1.080           1.142                 225,876

   Van Kampen Enterprise Portfolio (11/95)..................   2003        1.484           1.842              18,474,416
                                                               2002        2.125           1.484              22,699,674
                                                               2001        2.731           2.125              30,008,237
                                                               2000        3.238           2.731              37,059,764
                                                               1999        2.601           3.238              39,297,380
                                                               1998        2.103           2.601              35,643,545
                                                               1997        1.655           2.103              24,635,450
                                                               1996        1.362           1.655              11,360,286
                                                               1995        1.318           1.362                 764,534

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/01).........................................   2003        0.696           0.976               1,327,911
                                                               2002        0.947           0.696                 565,103
                                                               2001        1.000           0.947                 471,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.45%

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.608           0.750                   6,618
                                                               2002        0.885           0.608                      --
                                                               2001        1.000           0.885                   2,179

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        0.583           0.709                   2,909
                                                               2002        0.855           0.583                   8,838
                                                               2001        1.000           0.855                 234,311

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/01)..............   2003        0.735           0.980                 469,609
                                                               2002        0.874           0.735                 326,225
                                                               2001        1.000           0.874                  78,492

   Growth Fund -- Class 2 Shares (5/01).....................   2003        0.633           0.854               1,931,622
                                                               2002        0.850           0.633               1,310,595
                                                               2001        1.000           0.850                 438,782

   Growth-Income Fund -- Class 2 Shares (5/01)..............   2003        0.777           1.014               1,786,396
                                                               2002        0.965           0.777               1,645,336
                                                               2001        1.000           0.965                 719,119

Dreyfus Variable Investment Fund
   Developing Leaders Portfolio -- Initial Shares (5/98)....   2003        0.851           1.104               1,032,557
                                                               2002        1.067           0.851                 963,891
                                                               2001        1.153           1.067                 739,152
                                                               2000        1.033           1.153                 804,861
                                                               1999        0.851           1.033                 449,652
                                                               1998        1.000           0.851                 252,461

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2003        0.642           0.808                 357,783
                                                               2002        0.839           0.642                 367,027
                                                               2001        0.971           0.839                  98,319
                                                               2000        1.086           0.971                  88,601
                                                               1999        1.000           1.086                 157,335

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Fundamental Value Portfolio (11/95)......................   2003        1.899           2.595               5,716,998
                                                               2002        2.448           1.899               6,612,767
                                                               2001        2.622           2.448               7,518,471
                                                               2000        2.208           2.622               7,852,821
                                                               1999        1.836           2.208               8,588,178
                                                               1998        1.775           1.836               9,424,781
                                                               1997        1.541           1.775               5,975,192

Salomon Brothers Variable Series Funds Inc.
   Investors Fund -- Class I (5/98).........................   2003        0.906           1.182               1,037,658
                                                               2002        1.195           0.906               1,141,039
                                                               2001        1.265           1.195               1,342,374
                                                               2000        1.114           1.265                 858,755
                                                               1999        1.012           1.114                 529,114
                                                               1998        1.000           1.012                 199,078

   Total Return Fund -- Class I (5/98)......................   2003        0.944           1.078                 423,845
                                                               2002        1.028           0.944                 461,333
                                                               2001        1.052           1.028                 241,087
                                                               2000        0.989           1.052                 214,225
                                                               1999        0.996           0.989                 208,331
                                                               1998        1.000           0.996                 127,726

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97).........................   2003        1.155           1.370               1,614,838
                                                               2002        1.253           1.155               1,984,327
                                                               2001        1.290           1.253               2,337,583
                                                               2000        1.248           1.290               2,325,059
                                                               1999        1.177           1.248               2,374,648
                                                               1998        1.091           1.177               2,594,418
                                                               1997        1.000           1.091               1,788,610

   Select Growth Portfolio (3/97)...........................   2003        0.950           1.216               1,298,046
                                                               2002        1.176           0.950               1,312,996
                                                               2001        1.323           1.176               1,443,925
                                                               2000        1.410           1.323               1,580,482
                                                               1999        1.232           1.410               2,157,254
                                                               1998        1.097           1.232               2,329,431
                                                               1997        1.000           1.097               1,191,019

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Select High Growth Portfolio (3/97)......................   2003        0.921           1.242                 117,971
                                                               2002        1.225           0.921                 107,009
                                                               2001        1.414           1.225                 389,634
                                                               2000        1.546           1.414                 403,429
                                                               1999        1.236           1.546                 447,062
                                                               1998        1.087           1.236                 622,357
                                                               1997        1.000           1.087                 391,357

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.652           0.793                  88,642
                                                               2002        0.893           0.652                  26,571
                                                               2001        1.000           0.893                  10,809

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.645           0.854                 359,910
                                                               2002        0.894           0.645                 506,203
                                                               2001        1.000           0.894                  80,062

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.162           1.446                 399,307
                                                               2002        1.267           1.162                 418,382
                                                               2001        1.297           1.267                 293,689
                                                               2000        1.169           1.297                 425,068
                                                               1999        0.999           1.169                 429,444
                                                               1998        1.000           0.999                  22,352

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2003        1.091           1.438               1,049,421
                                                               2002        1.292           1.091               1,005,471
                                                               2001        1.366           1.292                 856,513
                                                               2000        1.188           1.366                 833,708
                                                               1999        1.063           1.188                 256,491
                                                               1998        1.000           1.063                  28,077

   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        0.662           0.790               1,017,738
                                                               2002        0.897           0.662               1,168,058
                                                               2001        1.174           0.897               1,505,832
                                                               2000        1.261           1.174               1,788,003
                                                               1999        1.035           1.261               1,494,593
                                                               1998        1.000           1.035               1,243,396

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (11/96)....................   2003        0.888           1.131               4,137,961
                                                               2002        1.371           0.888               4,731,917
                                                               2001        2.180           1.371               6,228,366
                                                               2000        2.769           2.180               7,629,810
                                                               1999        1.589           2.769               7,824,809
                                                               1998        1.200           1.589               7,521,739
                                                               1997        1.005           1.200               4,255,983
                                                               1996        1.000           1.005                 466,025

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/95)...............   2003        0.971           1.238               6,091,107
                                                               2002        1.294           0.971               7,425,616
                                                               2001        1.723           1.294               9,242,361
                                                               2000        1.951           1.723              10,759,671
                                                               1999        1.385           1.951              10,757,693
                                                               1998        1.198           1.385              11,522,469
                                                               1997        1.084           1.198               8,844,768
                                                               1996        0.957           1.084               4,246,308
                                                               1995        1.000           0.957                 908,266

   MFS Total Return Portfolio (11/95).......................   2003        1.922           2.208               7,337,522
                                                               2002        2.059           1.922               8,750,063
                                                               2001        2.089           2.059               9,333,303
                                                               2000        1.817           2.089              10,057,270
                                                               1999        1.796           1.817              11,574,413
                                                               1998        1.632           1.796              11,645,845
                                                               1997        1.366           1.632               6,138,961
                                                               1996        1.211           1.366               1,810,076
                                                               1995        1.109           1.211                 101,549

   Pioneer Strategic Income Portfolio (11/95)...............   2003        1.373           1.618               3,349,980
                                                               2002        1.316           1.373               4,163,745
                                                               2001        1.281           1.316               4,654,411
                                                               2000        1.304           1.281               5,666,775
                                                               1999        1.309           1.304               7,148,635
                                                               1998        1.319           1.309               7,312,474
                                                               1997        1.243           1.319               3,953,118
                                                               1996        1.165           1.243               1,460,865
                                                               1995        1.106           1.165                 126,460

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Salomon Brothers Strategic Total Return Bond
   Portfolio (11/95)........................................   2003        1.516           1.694                 842,127
                                                               2002        1.420           1.516                 946,999
                                                               2001        1.353           1.420                 659,392
                                                               2000        1.299           1.353                 733,479
                                                               1999        1.342           1.299                 849,705
                                                               1998        1.383           1.342                 973,254
                                                               1997        1.306           1.383                 953,563
                                                               1996        1.116           1.306                 463,308
                                                               1995        1.035           1.116                  79,526

   Smith Barney High Income Portfolio (11/95)...............   2003        1.189           1.494               2,608,457
                                                               2002        1.246           1.189               2,717,395
                                                               2001        1.314           1.246               3,063,554
                                                               2000        1.450           1.314               3,605,109
                                                               1999        1.434           1.450               4,266,126
                                                               1998        1.448           1.434               4,739,592
                                                               1997        1.291           1.448               2,639,907
                                                               1996        1.157           1.291                 970,188
                                                               1995        1.095           1.157                 331,521

   Smith Barney International All Cap Growth
   Portfolio (11/95)........................................   2003        0.795           0.999               3,711,209
                                                               2002        1.086           0.795               4,109,540
                                                               2001        1.601           1.086               5,041,565
                                                               2000        2.131           1.601               5,396,144
                                                               1999        1.289           2.131               5,906,915
                                                               1998        1.228           1.289               6,198,702
                                                               1997        1.213           1.228               4,871,826
                                                               1996        1.046           1.213               2,009,974
                                                               1995        1.074           1.046                 200,939

   Smith Barney Large Cap Value Portfolio (11/95)...........   2003        1.499           1.886               4,212,320
                                                               2002        2.040           1.499               5,136,381
                                                               2001        2.254           2.040               6,460,230
                                                               2000        2.022           2.254               7,279,633
                                                               1999        2.050           2.022               8,114,092
                                                               1998        1.894           2.050               8,248,925
                                                               1997        1.517           1.894               4,645,333

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio  (continued)......   1996        1.285           1.517               1,606,074
                                                               1995        1.164           1.285                 146,470

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        0.933           1.357               3,173,664
                                                               2002        1.259           0.933               3,026,159
                                                               2001        1.460           1.259               3,755,140
                                                               2000        1.592           1.460               4,219,549
                                                               1999        1.234           1.592               3,491,177
                                                               1998        1.000           1.234               1,447,309

   Smith Barney Money Market Portfolio (11/95)..............   2003        1.287           1.277               3,608,001
                                                               2002        1.289           1.287               4,582,342
                                                               2001        1.262           1.289               4,926,672
                                                               2000        1.207           1.262               3,371,813
                                                               1999        1.169           1.207               5,840,571
                                                               1998        1.129           1.169               6,023,674
                                                               1997        1.090           1.129               2,416,649
                                                               1996        1.054           1.090               2,362,442
                                                               1995        1.037           1.054                 819,856

   Strategic Equity Portfolio (11/95).......................   2003        1.684           2.200               7,124,931
                                                               2002        2.572           1.684               8,423,446
                                                               2001        3.012           2.572              10,948,574
                                                               2000        3.737           3.012              12,646,207
                                                               1999        2.867           3.737              13,423,385
                                                               1998        2.254           2.867              13,083,045
                                                               1997        1.772           2.254               8,482,408
                                                               1996        1.390           1.772               3,613,086
                                                               1995        1.321           1.390                 452,738

   Travelers Managed Income Portfolio (11/95)...............   2003        1.448           1.548               2,400,924
                                                               2002        1.438           1.448               2,934,020
                                                               2001        1.367           1.438               3,093,511
                                                               2000        1.286           1.367               2,585,253
                                                               1999        1.293           1.286               2,551,368
                                                               1998        1.248           1.293               2,823,113
                                                               1997        1.154           1.248               1,001,269
                                                               1996        1.137           1.154                 265,598
                                                               1995        1.077           1.137                  89,569

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF       END OF          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR            YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (11/95)..................   2003        1.449           1.794               3,635,892
                                                               2002        2.081           1.449               4,362,576
                                                               2001        2.682           2.081               5,412,388
                                                               2000        3.188           2.682               6,225,353
                                                               1999        2.568           3.188               6,615,143
                                                               1998        2.083           2.568               6,741,005
                                                               1997        1.643           2.083               4,384,827
                                                               1996        1.356           1.643               1,644,330
                                                               1995        1.314           1.356                 329,130

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/01).........................................   2003        0.692           0.969                  64,522
                                                               2002        0.945           0.692                  45,580
                                                               2001        1.000           0.945                   8,130

                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio-- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus Variable Investment Fund: Developing Leaders Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

On May 1, 2003 Smith Barney Allocation Series Inc.: Select High Growth Portfolio was reopened and is available to new Contract Owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

         ENHANCED DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE JUNE 1, 1997

IF THE ANNUITANT DIES BEFORE AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit equal to the greater of (1) the guaranteed death benefit, or (2) the Contract Value less any applicable premium tax or outstanding loans.

IF THE ANNUITANT DIES ON OR AFTER AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the greater of (1) the guaranteed death benefit as of the Annuitant's 75th birthday, plus additional Purchase Payments, minus surrenders, outstanding loans and applicable premium tax; or (2) the Contract Value less any applicable premium tax and outstanding loans.

The guaranteed death benefit is equal to the Purchase Payments made to the Contract (minus surrenders, outstanding loans and applicable premium tax) increased by 5% on each Contract Date anniversary, but not beyond the Contract Date anniversary following the Annuitant's 75th birthday, with a maximum guaranteed death benefit of 200% of the total Purchase Payments minus surrenders and outstanding loans and applicable premium tax.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                             The Insurance Company
                             Principal Underwriter
                             Distribution and Principal Underwriting Agreement Valuation of Assets
                             Federal Tax Considerations
                             Independent Accountants
                             Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12253S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12540S.

Name:    ___________________________________________

Address: ___________________________________________

         ___________________________________________

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................      2
PRINCIPAL UNDERWRITER....................................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................      2
VALUATION OF ASSETS......................................................      3
FEDERAL TAX CONSIDERATIONS...............................................      4
INDEPENDENT AUDITORS.....................................................      7
FINANCIAL STATEMENTS.....................................................    F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund BD II for Variable Annuities (the "Separate Account" meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ----------------------------------------- -----------------------------------------
                                             UNDERWRITING COMMISSIONS PAID TO TDLLC      AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                     BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ----------------------------------------- -----------------------------------------
2003                                                        $121,903                                     $0
------------------------------------------- ----------------------------------------- -----------------------------------------
2002                                                        $103,960                                     $0
------------------------------------------- ----------------------------------------- -----------------------------------------
2001                                                        $124,215                                     $0
------------------------------------------- ----------------------------------------- -----------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

           (a) = investment income plus capital gains and losses (whether realized or unrealized);

           (b) = any deduction for applicable taxes (presently zero); and

           (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

              (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

              (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

              (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

              (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Fund BD II for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

ANNUAL REPORT
DECEMBER 31, 2003

                           THE TRAVELERS FUND BD II
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                            AIM V.I.         ALLIANCEBERNSTEIN
                                            PREMIER           PREMIER GROWTH        GLOBAL GROWTH          GROWTH FUND -
                                         EQUITY FUND -          PORTFOLIO -         FUND - CLASS 2           CLASS 2
                                            SERIES I              CLASS B               SHARES                SHARES
                                         -------------       -----------------      --------------         -------------
ASSETS:
  Investments at market value:            $  420,132            $  388,726            $2,770,368            $8,426,446

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               420,132               388,726             2,770,368             8,426,446
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                    58                    54                   401                 1,228
    Administrative fees ......                     9                     8                    57                   172
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    67                    62                   458                 1,400
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  420,065            $  388,664            $2,769,910            $8,425,046
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                DREYFUS VIF
                                                                 DEVELOPING             EQUITY INDEX
                                         GROWTH-INCOME             LEADERS               PORTFOLIO -           FUNDAMENTAL
                                         FUND - CLASS 2          PORTFOLIO -              CLASS II                VALUE
                                             SHARES            INITIAL SHARES              SHARES               PORTFOLIO
                                         --------------        --------------           ------------           -----------
ASSETS:
  Investments at market value:            $12,495,970            $ 8,351,227            $ 4,328,591            $76,091,818

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             12,495,970              8,351,227              4,328,591             76,091,818
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  1,799                  1,210                    609                 11,086
    Administrative fees ......                    255                    171                     88                  1,548
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  2,054                  1,381                    697                 12,634
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $12,493,916            $ 8,349,846            $ 4,327,894            $76,079,184
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                     SMITH BARNEY
    INVESTORS                                       SELECT                 SELECT              SELECT HIGH             LARGE CAP
      FUND -              TOTAL RETURN             BALANCED                GROWTH                 GROWTH                  CORE
     CLASS I             FUND - CLASS I           PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
   -----------           --------------          -----------            -----------            -----------           ------------

   $ 8,180,458            $ 2,176,288            $10,671,126            $ 5,062,220            $ 1,492,602            $   433,715


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

     8,180,458              2,176,288             10,671,126              5,062,220              1,492,602                433,715
   -----------            -----------            -----------            -----------            -----------            -----------




         1,176                    319                  1,588                    766                    233                     62
           166                     45                    221                    104                     33                      9
   -----------            -----------            -----------            -----------            -----------            -----------

         1,342                    364                  1,809                    870                    266                     71
   -----------            -----------            -----------            -----------            -----------            -----------

   $ 8,179,116            $ 2,175,924            $10,669,317            $ 5,061,350            $ 1,492,336            $   433,644
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          SMITH BARNEY
                                            PREMIER
                                           SELECTIONS                                   DISCIPLINED           MERRILL LYNCH
                                            ALL CAP              CONVERTIBLE              MID CAP               LARGE CAP
                                             GROWTH              SECURITIES                STOCK                  CORE
                                           PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          ------------           -----------            -----------           -------------
ASSETS:
  Investments at market value:            $ 1,541,197            $ 5,837,082            $11,346,156            $ 4,026,441

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              1,541,197              5,837,082             11,346,156              4,026,441
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    217                    720                  1,642                    590
    Administrative fees ......                     30                    102                    233                     82
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    247                    822                  1,875                    672
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 1,540,950            $ 5,836,260            $11,344,281            $ 4,025,769
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

       MFS                                                                PIONEER           SALOMON BROTHERS
     EMERGING             AIM CAPITAL               MFS                  STRATEGIC             STRATEGIC             SMITH BARNEY
      GROWTH             APPRECIATION           TOTAL RETURN               INCOME             TOTAL RETURN            HIGH INCOME
    PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO           BOND PORTFOLIO            PORTFOLIO
   -----------           ------------           ------------            -----------         ----------------         ------------

   $25,747,215            $44,981,828            $98,479,677            $34,263,906            $ 9,465,012            $25,387,095


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

    25,747,215             44,981,828             98,479,677             34,263,906              9,465,012             25,387,095
   -----------            -----------            -----------            -----------            -----------            -----------




         3,766                  6,532                 14,259                  4,937                  1,395                  3,697
           528                    918                  2,006                    695                    197                    522
   -----------            -----------            -----------            -----------            -----------            -----------

         4,294                  7,450                 16,265                  5,632                  1,592                  4,219
   -----------            -----------            -----------            -----------            -----------            -----------

   $25,742,921            $44,974,378            $98,463,412            $34,258,274            $ 9,463,420            $25,382,876
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         SMITH BARNEY                                  SMITH BARNEY
                                         INTERNATIONAL          SMITH BARNEY               LARGE
                                            ALL CAP               LARGE CAP            CAPITALIZATION          SMITH BARNEY
                                             GROWTH                 VALUE                  GROWTH              MONEY MARKET
                                           PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                         -------------          ------------           --------------          ------------
ASSETS:
  Investments at market value:            $24,226,988            $52,946,172            $45,358,700            $36,275,591

  Receivables:
    Dividends ................                     --                     --                     --                  8,671
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             24,226,988             52,946,172             45,358,700             36,284,262
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  3,459                  7,619                  6,308                  5,705
    Administrative fees ......                    488                  1,076                    904                    812
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  3,947                  8,695                  7,212                  6,517
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $24,223,041            $52,937,477            $45,351,488            $36,277,745
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                          SMITH BARNEY
                             TRAVELERS                                      SMALL CAP
     STRATEGIC                MANAGED               VAN KAMPEN                GROWTH
      EQUITY                  INCOME                ENTERPRISE            OPPORTUNITIES
     PORTFOLIO               PORTFOLIO               PORTFOLIO              PORTFOLIO                COMBINED
   ------------            ------------            ------------           -------------            ------------

   $ 96,067,695            $ 21,600,704            $ 40,563,343            $  1,358,826            $720,763,315


             --                      --                      --                      --                   8,671
   ------------            ------------            ------------            ------------            ------------

     96,067,695              21,600,704              40,563,343               1,358,826             720,771,986
   ------------            ------------            ------------            ------------            ------------




         13,926                   3,174                   5,886                     192                 104,613
          1,960                     446                     829                      28                  14,742
   ------------            ------------            ------------            ------------            ------------

         15,886                   3,620                   6,715                     220                 119,355
   ------------            ------------            ------------            ------------            ------------

   $ 96,051,809            $ 21,597,084            $ 40,556,628            $  1,358,606            $720,652,631
   ============            ============            ============            ============            ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                        ALLIANCEBERNSTEIN
                                                         AIM V.I.             PREMIER
                                                         PREMIER              GROWTH          GLOBAL GROWTH       GROWTH FUND -
                                                      EQUITY FUND -         PORTFOLIO -       FUND - CLASS 2         CLASS 2
                                                         SERIES I             CLASS B             SHARES             SHARES
                                                      -------------     -----------------     --------------      -------------
INVESTMENT INCOME:
  Dividends ...................................        $     1,162         $        --         $     7,880         $     7,799
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................              3,879               3,800              20,448              62,682
  Administrative fees .........................                569                 557               2,876               8,765
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................              4,448               4,357              23,324              71,447
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             (3,286)             (4,357)            (15,444)            (63,648)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (52,775)            (11,080)             18,709             (57,709)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (52,775)            (11,080)             18,709             (57,709)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            139,779              91,169             608,485           1,865,178
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $    83,718         $    75,732         $   611,750         $ 1,743,821
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                          DREYFUS VIF
   GROWTH-INCOME           DEVELOPING            EQUITY INDEX
       FUND -               LEADERS               PORTFOLIO -            FUNDAMENTAL            INVESTORS             TOTAL RETURN
       CLASS 2            PORTFOLIO -              CLASS II                 VALUE                FUND -                  FUND -
       SHARES            INITIAL SHARES             SHARES                PORTFOLIO              CLASS I                 CLASS I
   -------------         --------------          ------------           ------------           ------------           ------------

   $    111,693           $      2,147           $     38,435           $    395,449           $    101,062           $     33,128
   ------------           ------------           ------------           ------------           ------------           ------------


        106,921                 79,535                 37,986                737,351                 81,591                 22,963
         15,061                 11,319                  5,496                103,053                 11,552                  3,196
   ------------           ------------           ------------           ------------           ------------           ------------

        121,982                 90,854                 43,482                840,404                 93,143                 26,159
   ------------           ------------           ------------           ------------           ------------           ------------

        (10,289)               (88,707)                (5,047)              (444,955)                 7,919                  6,969
   ------------           ------------           ------------           ------------           ------------           ------------



             --                     --                     --                     --                     --                 25,186
         15,850               (695,274)              (237,033)            (1,318,199)              (304,599)                (2,120)
   ------------           ------------           ------------           ------------           ------------           ------------

         15,850               (695,274)              (237,033)            (1,318,199)              (304,599)                23,066
   ------------           ------------           ------------           ------------           ------------           ------------


      2,791,125              2,795,818              1,100,070             23,515,956              2,376,481                279,114
   ------------           ------------           ------------           ------------           ------------           ------------



   $  2,796,686           $  2,011,837           $    857,990           $ 21,752,802           $  2,079,801           $    309,149
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          SELECT               SELECT             SELECT HIGH         SMITH BARNEY
                                                         BALANCED              GROWTH                GROWTH             LARGE CAP
                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO         CORE PORTFOLIO
                                                        -----------          -----------          -----------        --------------
INVESTMENT INCOME:
  Dividends ...................................         $   263,323          $    76,700          $     8,929          $     1,704
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................             114,339               53,061               20,715                2,735
  Administrative fees .........................              15,907                7,237                2,997                  388
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................             130,246               60,298               23,712                3,123
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............             133,077               16,402              (14,783)              (1,419)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments            (168,031)            (206,567)            (180,800)              (5,962)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................            (168,031)            (206,567)            (180,800)              (5,962)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           1,863,220            1,408,604              802,888               63,854
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 1,828,266          $ 1,218,439          $   607,305          $    56,473
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   SMITH BARNEY
     PREMIER
    SELECTIONS                                  DISCIPLINED                                     MFS                  AIM
     ALL CAP              CONVERTIBLE             MID CAP           MERRILL LYNCH             EMERGING             CAPITAL
     GROWTH               SECURITIES              STOCK               LARGE CAP                GROWTH            APPRECIATION
    PORTFOLIO              PORTFOLIO             PORTFOLIO          CORE PORTFOLIO           PORTFOLIO            PORTFOLIO
   ------------          ------------          ------------         --------------         ------------          ------------

   $         --          $    132,839          $     29,318          $     25,358          $         --          $         --
   ------------          ------------          ------------          ------------          ------------          ------------


         12,970                43,780               105,222                43,398               267,790               454,958
          1,797                 6,207                14,985                 6,065                37,582                63,984
   ------------          ------------          ------------          ------------          ------------          ------------

         14,767                49,987               120,207                49,463               305,372               518,942
   ------------          ------------          ------------          ------------          ------------          ------------

        (14,767)               82,852               (90,889)              (24,105)             (305,372)             (518,942)
   ------------          ------------          ------------          ------------          ------------          ------------



             --                    --                    --                    --                    --                    --
        (22,801)              (46,269)              (92,114)             (566,057)           (5,058,018)           (4,217,501)
   ------------          ------------          ------------          ------------          ------------          ------------

        (22,801)              (46,269)              (92,114)             (566,057)           (5,058,018)           (4,217,501)
   ------------          ------------          ------------          ------------          ------------          ------------


        376,023               867,826             3,035,050             1,305,309            11,429,818            15,162,126
   ------------          ------------          ------------          ------------          ------------          ------------



   $    338,455          $    904,409          $  2,852,047          $    715,147          $  6,066,428          $ 10,425,683
   ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                    SALOMON
                                                                                                   BROTHERS
                                                            MFS                PIONEER             STRATEGIC
                                                           TOTAL              STRATEGIC          TOTAL RETURN        SMITH BARNEY
                                                           RETURN               INCOME               BOND             HIGH INCOME
                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $  2,071,179         $  2,891,359         $    563,109        $  1,756,032
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................           1,051,134              371,350              117,498             269,522
  Administrative fees .........................             147,995               52,302               16,648              38,115
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................           1,199,129              423,652              134,146             307,637
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............             872,050            2,467,707              428,963           1,448,395
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments            (755,462)          (1,529,217)              68,126          (3,866,211)
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................            (755,462)          (1,529,217)              68,126          (3,866,211)
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................          13,610,994            4,863,952              776,325           8,247,427
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 13,727,582         $  5,802,442         $  1,273,414        $  5,829,611
                                                       ============         ============         ============        ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   SMITH BARNEY                                SMITH BARNEY
   INTERNATIONAL         SMITH BARNEY              LARGE                                                           TRAVELERS
      ALL CAP              LARGE CAP          CAPITALIZATION         SMITH BARNEY            STRATEGIC              MANAGED
       GROWTH                VALUE                GROWTH             MONEY MARKET             EQUITY                INCOME
     PORTFOLIO             PORTFOLIO            PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
   -------------         ------------         --------------         ------------          ------------          ------------

   $    223,029          $    808,073          $      7,960          $    372,743          $         --          $    868,374
   ------------          ------------          ------------          ------------          ------------          ------------


        250,282               529,335               392,006               579,614               966,228               266,474
         35,453                74,812                56,204                82,906               136,124                37,560
   ------------          ------------          ------------          ------------          ------------          ------------

        285,735               604,147               448,210               662,520             1,102,352               304,034
   ------------          ------------          ------------          ------------          ------------          ------------

        (62,706)              203,926              (440,250)             (289,777)           (1,102,352)              564,340
   ------------          ------------          ------------          ------------          ------------          ------------



             --                    --                    --                    --                    --                    --
      1,876,983            (3,153,027)           (1,186,594)                   --           (11,740,704)             (181,879)
   ------------          ------------          ------------          ------------          ------------          ------------

      1,876,983            (3,153,027)           (1,186,594)                   --           (11,740,704)             (181,879)
   ------------          ------------          ------------          ------------          ------------          ------------


      4,264,993            14,508,051            15,796,775                    --            37,232,924             1,398,153
   ------------          ------------          ------------          ------------          ------------          ------------



   $  6,079,270          $ 11,558,950          $ 14,169,931          $   (289,777)         $ 24,389,868          $  1,780,614
   ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                SMITH BARNEY
                                                                                  SMALL CAP
                                                          VAN KAMPEN               GROWTH
                                                          ENTERPRISE           OPPORTUNITIES
                                                          PORTFOLIO              PORTFOLIO               COMBINED
                                                        -------------          -------------          -------------
INVESTMENT INCOME:
  Dividends ...................................         $      56,004          $          --          $  10,854,788
                                                        -------------          -------------          -------------

EXPENSES:
  Insurance charges ...........................               418,690                  7,052              7,495,309
  Administrative fees .........................                58,979                  1,018              1,057,709
                                                        -------------          -------------          -------------

    Total expenses ............................               477,669                  8,070              8,553,018
                                                        -------------          -------------          -------------

      Net investment income (loss) ............              (421,665)                (8,070)             2,301,770
                                                        -------------          -------------          -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                     --                 25,186
    Realized gain (loss) on sale of investments            (7,619,920)                (3,856)           (41,300,111)
                                                        -------------          -------------          -------------

      Realized gain (loss) ....................            (7,619,920)                (3,856)           (41,274,925)
                                                        -------------          -------------          -------------

    Change in unrealized gain (loss)
      on investments ..........................            16,516,925                264,241            189,358,653
                                                        -------------          -------------          -------------


  Net increase (decrease) in net assets
    resulting from operations .................         $   8,475,340          $     252,315          $ 150,385,498
                                                        =============          =============          =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   AIM V.I.
                                                    PREMIER                ALLIANCEBERNSTEIN
                                                    EQUITY                   PREMIER GROWTH             GLOBAL GROWTH
                                                    FUND -                     PORTFOLIO -              FUND - CLASS 2
                                                   SERIES I                      CLASS B                    SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (3,286)  $    (4,575)  $    (4,357)  $   (10,183)  $   (15,444)  $      (790)
  Realized gain (loss) ..................      (52,775)     (121,991)      (11,080)     (263,377)       18,709       (86,964)
  Change in unrealized gain (loss)
    on investments ......................      139,779       (75,418)       91,169      (115,307)      608,485      (105,096)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       83,718      (201,984)       75,732      (388,867)      611,750      (192,850)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --            --           650         6,400         7,951        12,409
  Participant transfers from other
    funding options .....................      254,612        89,715       172,977       707,221     1,303,741     1,983,675
  Administrative charges ................          (95)          (76)         (179)         (182)         (494)         (265)
  Contract surrenders ...................      (75,646)      (68,628)      (83,989)     (215,741)     (248,286)     (127,224)
  Participant transfers to other
    funding options .....................     (119,231)     (239,815)     (127,855)   (1,328,164)     (225,873)     (637,779)
  Other payments to participants ........           --            --            --            --       (50,130)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       59,640      (218,804)      (38,396)     (830,466)      786,909     1,230,816
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      143,358      (420,788)       37,336    (1,219,333)    1,398,659     1,037,966


NET ASSETS:
    Beginning of year ...................      276,707       697,495       351,328     1,570,661     1,371,251       333,285
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   420,065   $   276,707   $   388,664   $   351,328   $ 2,769,910   $ 1,371,251
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                DREYFUS VIF
                                                                                                                DEVELOPING
                                                  GROWTH FUND -                 GROWTH-INCOME                     LEADERS
                                                     CLASS 2                    FUND - CLASS 2                  PORTFOLIO -
                                                     SHARES                         SHARES                    INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (63,648)  $    (42,249)  $    (10,289)  $        362   $    (88,707)  $   (105,678)
  Realized gain (loss) ..................       (57,709)      (370,869)        15,850       (360,397)      (695,274)    (1,458,302)
  Change in unrealized gain (loss)
    on investments ......................     1,865,178       (693,465)     2,791,125     (1,168,184)     2,795,818       (657,631)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,743,821     (1,106,583)     2,796,686     (1,528,219)     2,011,837     (2,221,611)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        10,000            750         37,005        123,015            650         41,291
  Participant transfers from other
    funding options .....................     4,319,353      5,837,367      4,871,413      7,407,581        832,158      3,358,317
  Administrative charges ................        (1,653)          (800)        (2,449)        (1,658)        (2,163)        (2,385)
  Contract surrenders ...................    (1,091,803)    (1,277,593)    (1,693,766)      (866,571)      (723,059)    (1,453,822)
  Participant transfers to other
    funding options .....................      (627,284)    (1,188,123)      (921,817)    (2,289,919)      (941,562)    (2,026,084)
  Other payments to participants ........       (68,427)        (9,598)      (151,749)       (25,129)      (162,171)      (172,569)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,540,186      3,362,003      2,138,637      4,347,319       (996,147)      (255,252)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,284,007      2,255,420      4,935,323      2,819,100      1,015,690     (2,476,863)


NET ASSETS:
    Beginning of year ...................     4,141,039      1,885,619      7,558,593      4,739,493      7,334,156      9,811,019
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  8,425,046   $  4,141,039   $ 12,493,916   $  7,558,593   $  8,349,846   $  7,334,156
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         EQUITY INDEX
          PORTFOLIO -
           CLASS II                       FUNDAMENTAL                    INVESTORS                       TOTAL RETURN
            SHARES                      VALUE PORTFOLIO                FUND - CLASS I                   FUND - CLASS I
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$      (5,047)  $      23,237   $    (444,955)  $    (231,977)  $       7,919   $     (17,758)  $       6,969   $       5,538
     (237,033)       (416,238)     (1,318,199)       (243,534)       (304,599)       (451,317)         23,066         (34,602)

    1,100,070        (669,817)     23,515,956     (22,226,493)      2,376,481      (2,353,007)        279,114        (149,060)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      857,990      (1,062,818)     21,752,802     (22,702,004)      2,079,801      (2,822,082)        309,149        (178,124)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


           --          14,000          86,020          70,415          25,500          22,795          25,593           6,137

      622,543       1,143,246       3,067,033       7,305,675         609,968       1,912,238         348,583         620,088
         (940)           (952)        (20,735)        (23,810)         (2,396)         (2,605)           (625)           (571)
     (191,905)       (245,782)    (11,392,560)    (11,315,089)     (1,283,260)     (1,086,847)       (177,500)        (84,406)

     (403,136)       (811,349)     (3,718,608)    (11,228,598)       (768,886)     (2,134,240)       (326,892)       (395,649)
      (48,943)        (97,231)     (1,692,641)     (2,262,875)       (104,740)       (291,059)        (26,385)        (36,476)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      (22,381)          1,932     (13,671,491)    (17,454,282)     (1,523,814)     (1,579,718)       (157,226)        109,123
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      835,609      (1,060,886)      8,081,311     (40,156,286)        555,987      (4,401,800)        151,923         (69,001)



    3,492,285       4,553,171      67,997,873     108,154,159       7,623,129      12,024,929       2,024,001       2,093,002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   4,327,894   $   3,492,285   $  76,079,184   $  67,997,873   $   8,179,116   $   7,623,129   $   2,175,924   $   2,024,001
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      SELECT                        SELECT                     SELECT HIGH
                                                     BALANCED                       GROWTH                        GROWTH
                                                    PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    133,077   $    622,665   $     16,402   $    518,912   $    (14,783)  $     (3,834)
  Realized gain (loss) ..................      (168,031)      (272,226)      (206,567)       109,167       (180,800)      (172,650)
  Change in unrealized gain (loss)
    on investments ......................     1,863,220     (1,367,774)     1,408,604     (1,866,619)       802,888       (629,004)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,828,266     (1,017,335)     1,218,439     (1,238,540)       607,305       (805,488)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        11,275         19,931         11,087          4,500             --             --
  Participant transfers from other
    funding options .....................       392,030        247,865         84,364        149,546         85,364         57,067
  Administrative charges ................        (1,646)        (1,960)        (1,536)        (1,851)          (541)          (690)
  Contract surrenders ...................    (1,543,321)    (1,037,411)      (508,070)      (349,281)    (1,296,444)      (151,961)
  Participant transfers to other
    funding options .....................      (395,476)    (1,260,783)      (328,909)      (289,711)        (9,768)      (590,314)
  Other payments to participants ........      (152,167)      (176,143)       (19,050)      (206,554)            --        (23,806)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,689,305)    (2,208,501)      (762,114)      (693,351)    (1,221,389)      (709,704)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       138,961     (3,225,836)       456,325     (1,931,891)      (614,084)    (1,515,192)


NET ASSETS:
    Beginning of year ...................    10,530,356     13,756,192      4,605,025      6,536,916      2,106,420      3,621,612
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 10,669,317   $ 10,530,356   $  5,061,350   $  4,605,025   $  1,492,336   $  2,106,420
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                              SMITH BARNEY
                                                                PREMIER
      SMITH BARNEY                                             SELECTIONS
       GROWTH AND                 SMITH BARNEY                  ALL CAP                   CONVERTIBLE
         INCOME                     LARGE CAP                    GROWTH                    SECURITIES
        PORTFOLIO                CORE PORTFOLIO                PORTFOLIO                   PORTFOLIO
------------------------   -------------------------   -------------------------   -------------------------
    2003         2002          2003          2002          2003          2002          2003          2002
-----------  -----------   -----------   -----------   -----------   -----------   -----------   -----------

$        --  $       (32)  $    (1,419)  $      (298)  $   (14,767)  $    (8,664)  $    82,852   $   248,505
         --        4,920        (5,962)       (8,763)      (22,801)      (75,776)      (46,269)      (81,013)

         --       (3,811)       63,854       (14,357)      376,023      (188,854)      867,826      (544,015)
-----------  -----------   -----------   -----------   -----------   -----------   -----------   -----------


         --        1,077        56,473       (23,418)      338,455      (273,294)      904,409      (376,523)
-----------  -----------   -----------   -----------   -----------   -----------   -----------   -----------


         --        1,174            --            --         2,338         4,006        13,450        26,637

         --           --       316,325        90,851       754,098     1,430,751     2,001,294       679,367
         --           (3)          (49)          (23)         (238)         (124)         (666)         (703)
         --           --        (1,520)      (11,441)     (113,795)      (30,173)     (532,496)     (413,158)

         --      (87,372)      (25,316)      (22,067)     (379,309)     (411,739)     (251,047)     (509,490)
         --           --            --            --            --            --      (123,082)      (89,358)
-----------  -----------   -----------   -----------   -----------   -----------   -----------   -----------


         --      (86,201)      289,440        57,320       263,094       992,721     1,107,453      (306,705)
-----------  -----------   -----------   -----------   -----------   -----------   -----------   -----------

         --      (85,124)      345,913        33,902       601,549       719,427     2,011,862      (683,228)



         --       85,124        87,731        53,829       939,401       219,974     3,824,398     4,507,626
-----------  -----------   -----------   -----------   -----------   -----------   -----------   -----------
$        --  $        --   $   433,644   $    87,731   $ 1,540,950   $   939,401   $ 5,836,260   $ 3,824,398
===========  ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   DISCIPLINED                                                     MFS
                                                     MID CAP                   MERRILL LYNCH                    EMERGING
                                                      STOCK                      LARGE CAP                       GROWTH
                                                    PORTFOLIO                  CORE PORTFOLIO                   PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (90,889)  $    (69,733)  $    (24,105)  $    (41,322)  $   (305,372)  $   (435,418)
  Realized gain (loss) ..................       (92,114)      (392,167)      (566,057)      (912,216)    (5,058,018)    (8,535,808)
  Change in unrealized gain (loss)
    on investments ......................     3,035,050     (1,492,131)     1,305,309       (884,802)    11,429,818     (7,682,266)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     2,852,047     (1,954,031)       715,147     (1,838,340)     6,066,428    (16,653,492)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         7,600         17,446             --          8,925          4,981        110,327
  Participant transfers from other
    funding options .....................     1,735,151      4,984,279         83,986        174,899        866,318        469,141
  Administrative charges ................        (3,219)        (3,296)        (1,523)        (1,961)       (11,518)       (13,626)
  Contract surrenders ...................    (1,466,376)    (1,607,313)      (484,074)      (539,974)    (3,612,220)    (3,776,055)
  Participant transfers to other
    funding options .....................      (895,620)    (2,712,453)      (434,050)    (1,414,400)    (1,784,835)    (6,986,320)
  Other payments to participants ........      (313,975)      (143,847)      (100,075)      (105,131)      (703,484)      (333,626)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (936,439)       534,816       (935,736)    (1,877,642)    (5,240,758)   (10,530,159)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,915,608     (1,419,215)      (220,589)    (3,715,982)       825,670    (27,183,651)


NET ASSETS:
    Beginning of year ...................     9,428,673     10,847,888      4,246,358      7,962,340     24,917,251     52,100,902
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 11,344,281   $  9,428,673   $  4,025,769   $  4,246,358   $ 25,742,921   $ 24,917,251
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                           SALOMON
                                                                                                          BROTHERS
                                                                          PIONEER                         STRATEGIC
        AIM CAPITAL                       MFS TOTAL                      STRATEGIC                      TOTAL RETURN
        APPRECIATION                        RETURN                        INCOME                            BOND
         PORTFOLIO                        PORTFOLIO                      PORTFOLIO                        PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$    (518,942)  $    (706,919)  $     872,050   $   5,072,227   $   2,467,707   $   7,661,172   $     428,963   $     879,503
   (4,217,501)     (6,649,715)       (755,462)      4,457,095      (1,529,217)     (1,159,505)         68,126        (273,182)

   15,162,126      (9,893,905)     13,610,994     (17,418,040)      4,863,952      (4,889,005)        776,325          46,694
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   10,425,683     (17,250,539)     13,727,582      (7,888,718)      5,802,442       1,612,662       1,273,414         653,015
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       18,473          51,224         110,514         184,493           2,418          32,219          22,675           7,719

      478,904       1,125,253       3,545,767       9,902,788       1,652,480       3,225,206       3,131,260       6,553,676
      (18,087)        (21,753)        (26,139)        (29,832)         (8,572)        (10,002)         (2,874)         (2,252)
   (5,964,785)     (7,183,840)    (14,387,328)    (12,733,318)     (5,237,019)     (4,394,147)     (2,361,791)       (983,410)

   (2,306,127)     (8,381,204)     (5,328,676)    (11,858,388)     (2,092,044)     (3,247,595)     (3,283,944)     (3,288,552)
   (1,153,617)     (1,038,848)     (2,730,074)     (2,412,907)       (797,094)       (778,717)       (140,877)       (360,725)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (8,945,239)    (15,449,168)    (18,815,936)    (16,947,164)     (6,479,831)     (5,173,036)     (2,635,551)      1,926,456
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    1,480,444     (32,699,707)     (5,088,354)    (24,835,882)       (677,389)     (3,560,374)     (1,362,137)      2,579,471



   43,493,934      76,193,641     103,551,766     128,387,648      34,935,663      38,496,037      10,825,557       8,246,086
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  44,974,378   $  43,493,934   $  98,463,412   $ 103,551,766   $  34,258,274   $  34,935,663   $   9,463,420   $  10,825,557
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                SMITH BARNEY
                                                                                INTERNATIONAL
                                                  SMITH BARNEY                    ALL CAP                       SMITH BARNEY
                                                   HIGH INCOME                     GROWTH                         LARGE CAP
                                                    PORTFOLIO                     PORTFOLIO                    VALUE PORTFOLIO
                                           --------------------------   -----------------------------   ---------------------------
                                               2003          2002            2003            2002           2003           2002
                                           -----------   ------------   -------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $ 1,448,395   $  5,710,155   $     (62,706)  $    (113,795)  $    203,926   $  1,597,492
  Realized gain (loss) ..................   (3,866,211)    (4,111,137)      1,876,983      (8,320,285)    (3,153,027)    (3,008,872)
  Change in unrealized gain (loss)
    on investments ......................    8,247,427     (3,077,874)      4,264,993        (359,195)    14,508,051    (20,089,930)
                                           -----------   ------------   -------------   -------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........    5,829,611     (1,478,856)      6,079,270      (8,793,275)    11,558,950    (21,501,310)
                                           -----------   ------------   -------------   -------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        5,460         55,001          34,946          13,296         42,845         93,448
  Participant transfers from other
    funding options .....................    5,568,162      2,426,426     126,246,187     321,317,501      1,005,222      1,426,424
  Administrative charges ................       (6,860)        (7,331)         (8,927)        (11,064)       (17,968)       (22,239)
  Contract surrenders ...................   (3,962,348)    (5,887,129)     (3,338,296)     (4,783,430)    (6,304,294)    (8,423,238)
  Participant transfers to other
    funding options .....................   (5,308,795)    (2,485,892)   (133,015,500)   (325,625,525)    (3,547,917)    (7,934,465)
  Other payments to participants ........     (730,999)      (563,408)       (354,292)       (447,790)    (1,445,655)    (2,038,665)
                                           -----------   ------------   -------------   -------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (4,435,380)    (6,462,333)    (10,435,882)     (9,537,012)   (10,267,767)   (16,898,735)
                                           -----------   ------------   -------------   -------------   ------------   ------------

    Net increase (decrease) in net assets    1,394,231     (7,941,189)     (4,356,612)    (18,330,287)     1,291,183    (38,400,045)


NET ASSETS:
    Beginning of year ...................   23,988,645     31,929,834      28,579,653      46,909,940     51,646,294     90,046,339
                                           -----------   ------------   -------------   -------------   ------------   ------------
    End of year .........................  $25,382,876   $ 23,988,645   $  24,223,041   $  28,579,653   $ 52,937,477   $ 51,646,294
                                           ===========   ============   =============   =============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         SMITH BARNEY
            LARGE                                                                                         TRAVELERS
        CAPITALIZATION                   SMITH BARNEY                     STRATEGIC                        MANAGED
            GROWTH                       MONEY MARKET                      EQUITY                           INCOME
          PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$    (440,250)  $    (394,894)  $    (289,777)  $      50,330   $  (1,102,352)  $    (877,903)  $     564,340   $   2,674,557
   (1,186,594)     (2,837,405)             --              --     (11,740,704)    (22,477,851)       (181,879)        413,673

   15,796,775     (10,834,123)             --              --      37,232,924     (36,450,559)      1,398,153      (2,739,689)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   14,169,931     (14,066,422)       (289,777)         50,330      24,389,868     (59,806,313)      1,780,614         348,541
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      165,681          80,641          78,306          89,533          36,423          86,655           5,921          27,010

    5,904,763       2,818,617     145,171,185     372,437,468       1,265,105       2,172,401       4,439,475       9,804,890
      (15,358)        (16,311)         (8,143)        (11,005)        (40,359)        (47,331)         (4,057)         (4,281)
   (4,006,093)     (3,969,500)    (24,737,051)    (28,780,698)    (12,367,076)    (17,300,364)     (4,999,285)     (4,814,252)

   (4,033,495)     (7,975,332)   (148,625,995)   (348,483,804)     (5,079,855)    (21,966,712)     (6,470,918)     (9,540,535)
     (747,416)       (620,057)       (902,265)     (1,015,470)     (2,018,894)     (2,612,432)       (478,173)       (507,155)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (2,731,918)     (9,681,942)    (29,023,963)     (5,763,976)    (18,204,656)    (39,667,783)     (7,507,037)     (5,034,323)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   11,438,013     (23,748,364)    (29,313,740)     (5,713,646)      6,185,212     (99,474,096)     (5,726,423)     (4,685,782)



   33,913,475      57,661,839      65,591,485      71,305,131      89,866,597     189,340,693      27,323,507      32,009,289
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  45,351,488   $  33,913,475   $  36,277,745   $  65,591,485   $  96,051,809   $  89,866,597   $  21,597,084   $  27,323,507
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                               SMITH BARNEY
                                                                                 SMALL CAP
                                                   VAN KAMPEN                     GROWTH
                                                   ENTERPRISE                  OPPORTUNITIES
                                                   PORTFOLIO                     PORTFOLIO                     COMBINED
                                           ---------------------------   -------------------------   ------------------------------
                                               2003           2002           2003          2002           2003             2002
                                           ------------   ------------   -----------   -----------   -------------   --------------
OPERATIONS:
  Net investment income (loss) ..........  $   (421,665)  $   (289,994)  $    (8,070)  $    (6,699)  $   2,301,770   $   21,701,940
  Realized gain (loss) ..................    (7,619,920)   (11,638,964)       (3,856)      (86,859)    (41,274,925)     (69,837,130)
  Change in unrealized gain (loss)
    on investments ......................    16,516,925     (8,556,387)      264,241      (108,925)    189,358,653     (157,258,049)
                                           ------------   ------------   -----------   -----------   -------------   --------------

    Net increase (decrease) in net assets
      resulting from operations .........     8,475,340    (20,485,345)      252,315      (202,483)    150,385,498     (205,393,239)
                                           ------------   ------------   -----------   -----------   -------------   --------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        16,161         44,606           750           500         784,673        1,256,503
  Participant transfers from other
    funding options .....................       254,018        634,590       871,152       699,169     322,254,991      773,193,298
  Administrative charges ................       (15,759)       (19,330)         (190)          (84)       (225,958)        (260,356)
  Contract surrenders ...................    (4,627,428)    (5,755,300)     (122,291)     (230,581)   (118,935,175)    (129,897,677)
  Participant transfers to other
    funding options .....................    (2,331,190)    (8,398,826)      (56,032)     (296,259)   (334,165,962)    (796,047,458)
  Other payments to participants ........    (1,217,731)    (1,060,255)      (11,708)           --     (16,445,814)     (17,429,831)
                                           ------------   ------------   -----------   -----------   -------------   --------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (7,921,929)   (14,554,515)      681,681       172,745    (146,733,245)    (169,185,521)
                                           ------------   ------------   -----------   -----------   -------------   --------------

    Net increase (decrease) in net assets       553,411    (35,039,860)      933,996       (29,738)      3,652,253     (374,578,760)


NET ASSETS:
    Beginning of year ...................    40,003,217     75,043,077       424,610       454,348     717,000,378    1,091,579,138
                                           ------------   ------------   -----------   -----------   -------------   --------------
    End of year .........................  $ 40,556,628   $ 40,003,217   $ 1,358,606   $   424,610   $ 720,652,631   $  717,000,378
                                           ============   ============   ===========   ===========   =============   ==============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD II for Variable Annuities ("Fund BD II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund BD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD II is comprised of the Travelers Vintage Annuity product.

Participant purchase payments applied to Fund BD II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Fund BD II were:

     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         Investors Fund - Class I
         Total Return Fund - Class I
     Smith Barney Allocation Series Inc., Maryland business trust, Affiliate of
       The Company
         Select Balanced Portfolio
         Select Growth Portfolio
         Select High Growth Portfolio
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         Salomon Brothers Strategic Total Return Bond Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio) Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

FEDERAL INCOME TAXES. The operations of Fund BD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD II. Fund BD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund BD II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $281,494,319 and $425,863,567, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $800,411,074 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $26,992,741. Gross unrealized depreciation for all investments at December 31, 2003 was $106,640,500.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following Death Benefit (Dth Ben) designations; Standard (S) and Enhanced (E).

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          BD II
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Asset-based Charges
                                                                          ----------------------------------------------------------
   Separate Account Charge (1)     Dth                                                                        Total
    (as identified in Note 4)      Ben    Product                            M&E       ADM                    Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.17%       S     Travelers Vintage Annuity         1.02%     0.15%                   1.17%

Separate Account Charge 1.45%       E     Travelers Vintage Annuity         1.30%     0.15%                   1.45%

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. The maximum charge, applied to the amounts withdrawn, is 6% decreasing to 0% in years seven and later and is assessed through the redemption of units.

Withdrawal charges for BD II include $534,578 and $1,255,121 for the years ended December 31, 2003 and 2002, respectively. These changes are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                    DECEMBER 31, 2003
                                                            -----------------------------------------------------------------------

                                                             ACCUMULATION   ANNUITY      UNIT        ACCUMULATION          ANNUITY
                                                                 UNITS       UNITS      VALUE         NET ASSETS         NET ASSETS
                                                            --------------  --------  --------       -------------       ----------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.17% .....................          549,581        --   $ 0.755        $     415,104        $      --
    Separate Account Charges 1.45% .....................            6,618        --     0.750                4,961               --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.17% .....................          541,563        --     0.714              386,603               --
    Separate Account Charges 1.45% .....................            2,909        --     0.709                2,061               --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.17% .....................        2,338,416        --     0.988            2,309,553               --
    Separate Account Charges 1.45% .....................          469,609        --     0.980              460,357               --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.17% .....................        7,876,123        --     0.860            6,775,709               --
    Separate Account Charges 1.45% .....................        1,931,623        --     0.854            1,649,337               --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.17% .....................       10,455,500        --     1.022           10,682,344               --
    Separate Account Charges 1.45% .....................        1,786,395        --     1.014            1,811,572               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.17% .....................        6,426,578        --     1.122            7,209,671               --
    Separate Account Charges 1.45% .....................        1,032,557        --     1.104            1,140,175               --

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.17% .....................        4,934,523        --     0.818            4,038,854               --
    Separate Account Charges 1.45% .....................          357,783        --     0.808              289,040               --
  Fundamental Value Portfolio
    Separate Account Charges 1.17% .....................       23,006,492     1,652     2.662           61,240,176            4,398
    Separate Account Charges 1.45% .....................        5,699,924    17,074     2.595           14,790,305           44,305

Salomon Brothers Variable Series Funds Inc.
  Investors Fund - Class I
    Separate Account Charges 1.17% .....................        5,782,511     5,815     1.201            6,945,382            6,984
    Separate Account Charges 1.45% .....................        1,037,658        --     1.182            1,226,750               --
  Total Return Fund - Class I
    Separate Account Charges 1.17% .....................        1,568,693        --     1.096            1,718,823               --
    Separate Account Charges 1.45% .....................          423,845        --     1.078              457,101               --

Smith Barney Allocation Series Inc.
  Select Balanced Portfolio
    Separate Account Charges 1.17% .....................        6,058,621        --     1.396            8,457,676               --
    Separate Account Charges 1.45% .....................        1,614,838        --     1.370            2,211,641               --
  Select Growth Portfolio
    Separate Account Charges 1.17% .....................        2,810,456        --     1.239            3,483,037               --
    Separate Account Charges 1.45% .....................        1,298,046        --     1.216            1,578,313               --
  Select High Growth Portfolio
    Separate Account Charges 1.17% .....................        1,063,284        --     1.266            1,345,837               --
    Separate Account Charges 1.45% .....................          117,971        --     1.242              146,499               --

                                                                                    DECEMBER 31, 2003
                                                            -----------------------------------------------------------------------

                                                             ACCUMULATION   ANNUITY      UNIT        ACCUMULATION          ANNUITY
                                                                 UNITS       UNITS      VALUE         NET ASSETS         NET ASSETS
                                                            --------------  --------  --------       -------------       ----------
Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.17% .....................          454,774        --   $ 0.799        $     363,349        $      --
    Separate Account Charges 1.45% .....................           88,642        --     0.793               70,295               --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.17% .....................        1,433,743        --     0.860            1,233,589               --
    Separate Account Charges 1.45% .....................          359,910        --     0.854              307,361               --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.17% .....................        3,580,128        --     1.469            5,258,923               --
    Separate Account Charges 1.45% .....................          399,307        --     1.446              577,337               --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.17% .....................        6,731,651        --     1.461            9,835,071               --
    Separate Account Charges 1.45% .....................        1,049,421        --     1.438            1,509,210               --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.17% .....................        4,011,609        --     0.803            3,221,372               --
    Separate Account Charges 1.45% .....................        1,017,738        --     0.790              804,397               --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.17% .....................       18,256,897        --     1.154           21,063,691               --
    Separate Account Charges 1.45% .....................        4,137,961        --     1.131            4,679,230               --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.17% .....................       29,550,975     3,166     1.267           37,430,826            4,011
    Separate Account Charges 1.45% .....................        6,091,107        --     1.238            7,539,541               --
  MFS Total Return Portfolio
    Separate Account Charges 1.17% .....................       36,274,333     4,712     2.268           82,252,609           10,684
    Separate Account Charges 1.45% .....................        7,320,383    17,138     2.208           16,162,280           37,839
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.17% .....................       17,359,087        --     1.661           28,839,401               --
    Separate Account Charges 1.45% .....................        3,327,451    22,530     1.618            5,382,429           36,444
  Salomon Brothers Strategic Total Return Bond Portfolio
    Separate Account Charges 1.17% .....................        4,620,468        --     1.739            8,037,139               --
    Separate Account Charges 1.45% .....................          842,127        --     1.694            1,426,281               --
  Smith Barney High Income Portfolio
    Separate Account Charges 1.17% .....................       14,004,456        --     1.534           21,486,303               --
    Separate Account Charges 1.45% .....................        2,587,706    20,751     1.494            3,865,574           30,999
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.17% .....................       19,996,519        --     1.026           20,515,803               --
    Separate Account Charges 1.45% .....................        3,685,990    25,219     0.999            3,682,046           25,192
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.17% .....................       23,226,089     4,812     1.937           44,984,647            9,320
    Separate Account Charges 1.45% .....................        4,196,793    15,527     1.886            7,914,230           29,280
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.17% .....................       29,757,361     5,575     1.379           41,036,027            7,688
    Separate Account Charges 1.45% .....................        3,173,664        --     1.357            4,307,773               --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.17% .....................       24,151,440        --     1.311           31,671,075               --
    Separate Account Charges 1.45% .....................        3,608,001        --     1.277            4,606,670               --

                                                                                    DECEMBER 31, 2003
                                                            -----------------------------------------------------------------------

                                                             ACCUMULATION   ANNUITY      UNIT        ACCUMULATION          ANNUITY
                                                                 UNITS       UNITS      VALUE         NET ASSETS         NET ASSETS
                                                            --------------  --------  --------       -------------       ----------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 1.17% .....................       35,568,470    12,307   $ 2.259        $  80,352,395        $  27,803
    Separate Account Charges 1.45% .....................        7,124,931        --     2.200           15,671,611               --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.17% .....................       11,247,672        --     1.590           17,880,611               --
    Separate Account Charges 1.45% .....................        2,378,438    22,486     1.548            3,681,666           34,807
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.17% .....................       18,472,903     1,513     1.842           34,032,030            2,787
    Separate Account Charges 1.45% .....................        3,622,374    13,518     1.794            6,497,563           24,248

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.17% .....................        1,327,911        --     0.976            1,296,100               --
    Separate Account Charges 1.45% .....................           64,521        --     0.969               62,506               --
                                                                                                     -------------        ---------

Net Contract Owners' Equity ............................                                             $ 720,315,842        $ 336,789
                                                                                                     =============        =========

5. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                            ------------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $435,221)                                                         20,768  $    420,132  $    254,889  $    198,505
                                                                            ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $362,065)                                                         18,224       388,726       168,310       211,044
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (3.3%)
  Global Growth Fund - Class 2 Shares (Cost $2,258,790)                          181,663     2,770,368     1,209,861       438,122
  Growth Fund - Class 2 Shares (Cost $7,309,807)                                 185,197     8,426,446     3,777,188     1,299,804
  Growth-Income Fund - Class 2 Shares (Cost $10,862,671)                         373,237    12,495,970     3,812,536     1,683,136
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $20,431,268)                                                     740,097    23,692,784     8,799,585     3,421,062
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (1.2%)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Total (Cost $9,707,873)                                                      223,355     8,351,227       609,804     1,694,241
                                                                            ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (11.1%)
  Equity Index Portfolio - Class II Shares (Cost $4,762,945)                     159,550     4,328,591       618,999       646,183
  Fundamental Value Portfolio (Cost $66,593,730)                               3,789,433    76,091,818       958,213    15,071,059
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $71,356,675)                                                   3,948,983    80,420,409     1,577,212    15,717,242
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.4%)
  Investors Fund - Class I (Cost $7,997,461)                                     644,638     8,180,458       471,561     1,987,114
    Total Return Fund - Class I (Cost $2,059,887)                                202,445     2,176,288       425,020       549,999
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $10,057,348)                                                     847,083    10,356,746       896,581     2,537,113
                                                                            ------------  ------------  ------------  ------------

SMITH BARNEY ALLOCATION SERIES INC. (2.4%)
  Select Balanced Portfolio (Cost $10,718,562)                                   944,347    10,671,126       626,712     2,182,547
  Select Growth Portfolio (Cost $5,636,992)                                      520,805     5,062,220       163,837       909,306
  Select High Growth Portfolio (Cost $1,523,119)                                 132,794     1,492,602        93,644     1,329,822
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $17,878,673)                                                   1,597,946    17,225,948       884,193     4,421,675
                                                                            ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.3%)
  Smith Barney Large Cap Core Portfolio (Cost $387,860)                           50,025       433,715       317,382        29,303
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $1,360,544)                                                            130,721     1,541,197       690,443       441,998
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,748,404)                                                      180,746     1,974,912     1,007,825       471,301
                                                                            ------------  ------------  ------------  ------------

THE TRAVELERS SERIES TRUST (6.5%)
  Convertible Securities Portfolio (Cost $5,603,671)                             491,751     5,837,082     2,045,760       855,136
  Disciplined Mid Cap Stock Portfolio (Cost $9,893,642)                          648,722    11,346,156     1,148,941     2,175,631
  Merrill Lynch Large Cap Core Portfolio (Cost $5,468,161)                       512,922     4,026,441        87,021     1,046,755
  MFS Emerging Growth Portfolio (Cost $40,955,561)                             2,753,713    25,747,215       446,006     5,991,153
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $61,921,035)                                                   4,407,108    46,956,894     3,727,728    10,068,675
                                                                            ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (73.4%)
  AIM Capital Appreciation Portfolio (Cost $54,348,557)                        4,471,355    44,981,828       143,227     9,605,763
  MFS Total Return Portfolio (Cost $94,245,853)                                6,071,497    98,479,677     3,036,580    20,977,999
  Pioneer Strategic Income Portfolio (Cost $40,453,543)                        3,786,067    34,263,906     3,930,392     7,941,538
  Salomon Brothers Strategic Total Return Bond Portfolio (Cost $9,476,634)       885,408     9,465,012     2,838,325     5,044,753
  Smith Barney High Income Portfolio (Cost $33,126,292)                        3,416,836    25,387,095     6,150,505     9,136,443
  Smith Barney International All Cap Growth Portfolio (Cost $20,370,323)       2,182,612    24,226,988   117,516,448   128,014,819
  Smith Barney Large Cap Value Portfolio (Cost $57,695,519)                    3,187,608    52,946,172     1,162,182    11,224,168

5. STATEMENT OF INVESTMENTS (CONTINUED)                                     FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                         ------------------------------------------------------
INVESTMENTS                                                                 NO. OF         MARKET      COST OF       PROCEEDS
                                                                            SHARES         VALUE      PURCHASES     FROM SALES
                                                                         ------------  ------------  ------------  ------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Large Capitalization Growth Portfolio (Cost $41,615,908)     3,156,486  $ 45,358,700  $  3,727,817  $  6,897,211
  Smith Barney Money Market Portfolio (Cost $36,275,591)                   36,275,591    36,275,591   119,826,176   149,129,320
  Strategic Equity Portfolio (Cost $128,807,897)                            5,955,840    96,067,695       230,731    19,533,750
  Travelers Managed Income Portfolio (Cost $22,066,320)                     1,876,690    21,600,704     4,094,435    11,037,156
  Van Kampen Enterprise Portfolio (Cost $66,832,616)                        3,545,747    40,563,343       118,618     8,460,807
                                                                         ------------  ------------  ------------  ------------
    Total (Cost $605,315,053)                                              74,811,737   529,616,711   262,775,436   387,003,727
                                                                         ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.2%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,197,459)                                                   134,804     1,358,826       792,756       118,982
                                                                         ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $800,411,074)                                                                  $720,763,315  $281,494,319  $425,863,567
                                                                                       ============  ============  ============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-     EXPENSE
                                                    YEAR            UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I            2003     556  0.750 - 0.755      420      0.31   1.17 - 1.45      23.36 - 23.57
                                                     2002     453          0.611      277      0.23          1.17            (31.04)
                                                     2001     787  0.885 - 0.886      697      0.14   1.17 - 1.45     (10.95) - 4.49
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                              2003     544  0.709 - 0.714      389        --   1.17 - 1.45      21.61 - 22.05
                                                     2002     600  0.583 - 0.585      351        --   1.17 - 1.45  (31.81) - (31.74)
                                                     2001   1,834  0.855 - 0.857    1,570        --   1.17 - 1.45   (16.55) - (7.17)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares                2003   2,808  0.980 - 0.988    2,770      0.41   1.17 - 1.45      33.33 - 33.69
                                                     2002   1,858  0.735 - 0.739    1,371      1.12   1.17 - 1.45  (15.90) - (15.64)
                                                     2001     381  0.874 - 0.876      333      0.20   1.17 - 1.45   (11.43) - (6.32)

  Growth Fund - Class 2 Shares                       2003   9,808  0.854 - 0.860    8,425      0.13   1.17 - 1.45      34.91 - 35.22
                                                     2002   6,515  0.633 - 0.636    4,141      0.04   1.17 - 1.45  (25.53) - (25.35)
                                                     2001   2,214  0.850 - 0.852    1,887      0.29   1.17 - 1.45  (15.59) - (15.39)

  Growth-Income Fund - Class 2 Shares                2003  12,242  1.014 - 1.022   12,494      1.11   1.17 - 1.45      30.50 - 30.86
                                                     2002   9,691  0.777 - 0.781    7,559      1.22   1.17 - 1.45  (19.48) - (19.23)
                                                     2001   4,901  0.965 - 0.967    4,739      0.77   1.17 - 1.45    (3.11) - (2.33)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                       2003   7,459  1.104 - 1.122    8,350      0.03   1.17 - 1.45      29.73 - 30.16
                                                     2002   8,522  0.851 - 0.862    7,334      0.04   1.17 - 1.45  (20.24) - (20.04)
                                                     2001   9,107  1.067 - 1.078    9,811      0.44   1.17 - 1.45    (7.46) - (7.23)
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares           2003   5,292  0.808 - 0.818    4,328      1.05   1.17 - 1.45      25.86 - 26.23
                                                     2002   5,391  0.642 - 0.648    3,492      1.77   1.17 - 1.45  (23.48) - (23.31)
                                                     2001   5,389  0.839 - 0.845    4,553      0.67   1.17 - 1.45  (13.59) - (13.42)

  Fundamental Value Portfolio                        2003  28,725  2.595 - 2.662   76,079      0.58   1.17 - 1.45      36.65 - 37.08
                                                     2002  35,154  1.899 - 1.942   67,998      0.96   1.17 - 1.45  (22.43) - (22.23)
                                                     2001  43,455  2.448 - 2.497  108,154      0.68   1.17 - 1.45    (6.64) - (6.37)
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  Investors Fund - Class I                           2003   6,826  1.182 - 1.201    8,179      1.31   1.17 - 1.45      30.46 - 30.83
                                                     2002   8,316  0.906 - 0.918    7,623      1.03   1.17 - 1.45  (24.18) - (23.94)
                                                     2001   9,972  1.195 - 1.207   12,025      0.99   1.17 - 1.45    (5.53) - (5.33)

  Total Return Fund - Class I                        2003   1,993  1.078 - 1.096    2,176      1.55   1.17 - 1.45      14.19 - 14.64
                                                     2002   2,122  0.944 - 0.956    2,024      1.48   1.17 - 1.45    (8.17) - (7.99)
                                                     2001   2,017  1.028 - 1.039    2,093      2.04   1.17 - 1.45    (2.28) - (1.98)
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio                          2003   7,673  1.370 - 1.396   10,669      2.48   1.17 - 1.45      18.61 - 18.91
                                                     2002   9,000  1.155 - 1.174   10,530      6.47   1.17 - 1.45    (7.82) - (7.56)
                                                     2001  10,859  1.253 - 1.270   13,756      3.70   1.17 - 1.45    (2.87) - (2.53)

  Select Growth Portfolio                            2003   4,109  1.216 - 1.239    5,061      1.59   1.17 - 1.45      28.00 - 28.39
                                                     2002   4,791  0.950 - 0.965    4,605     10.56   1.17 - 1.45  (19.22) - (19.04)
                                                     2001   5,502  1.176 - 1.192    6,537        --   1.17 - 1.45  (11.11) - (10.91)

                                                                                            INVEST-     EXPENSE
                                                    YEAR            UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
SMITH BARNEY ALLOCATION SERIES INC. (CONTINUED)
  Select High Growth Portfolio                       2003   1,181  1.242 - 1.266    1,492      0.45   1.17 - 1.45      34.85 - 35.26
                                                     2002   2,252  0.921 - 0.936    2,106      1.07   1.17 - 1.45  (24.82) - (24.64)
                                                     2001   2,922  1.225 - 1.242    3,622      5.05   1.17 - 1.45  (13.37) - (13.09)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio              2003     543  0.793 - 0.799      434      0.66   1.17 - 1.45      21.63 - 21.98
                                                     2002     134  0.652 - 0.655       88      0.77   1.17 - 1.45  (26.99) - (26.82)
                                                     2001      60  0.893 - 0.895       54        --   1.17 - 1.45   (11.65) - (3.46)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                             2003   1,794  0.854 - 0.860    1,541        --   1.17 - 1.45      32.40 - 32.72
                                                     2002   1,451  0.645 - 0.648      939      0.07   1.17 - 1.45  (27.85) - (27.68)
                                                     2001     246  0.894 - 0.896      220        --   1.17 - 1.45   (10.13) - (4.79)
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                   2003   3,979  1.446 - 1.469    5,836      3.21   1.17 - 1.45      24.44 - 24.81
                                                     2002   3,254  1.162 - 1.177    3,824      7.24   1.17 - 1.45    (8.29) - (8.05)
                                                     2001   3,523  1.267 - 1.280    4,508      1.85   1.17 - 1.45    (2.31) - (1.99)

  Disciplined Mid Cap Stock Portfolio                2003   7,781  1.438 - 1.461   11,344      0.29   1.17 - 1.45      31.81 - 32.22
                                                     2002   8,545  1.091 - 1.105    9,429      0.55   1.17 - 1.45  (15.56) - (15.33)
                                                     2001   8,321  1.292 - 1.305   10,848      0.29   1.17 - 1.45    (5.42) - (5.16)

  Merrill Lynch Large Cap Core Portfolio             2003   5,029  0.790 - 0.803    4,026      0.63   1.17 - 1.45      19.34 - 19.67
                                                     2002   6,348  0.662 - 0.671    4,246      0.51   1.17 - 1.45  (26.20) - (25.94)
                                                     2001   8,801  0.897 - 0.906    7,962      0.04   1.17 - 1.45  (23.59) - (23.42)

  MFS Emerging Growth Portfolio                      2003  22,395  1.131 - 1.154   25,743        --   1.17 - 1.45      27.36 - 27.65
                                                     2002  27,649  0.888 - 0.904   24,917        --   1.17 - 1.45  (35.23) - (35.01)
                                                     2001  37,551  1.371 - 1.391   52,101        --   1.17 - 1.45  (37.11) - (36.92)
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                 2003  35,645  1.238 - 1.267   44,974        --   1.17 - 1.45      27.50 - 27.85
                                                     2002  44,035  0.971 - 0.991   43,494        --   1.17 - 1.45  (24.96) - (24.75)
                                                     2001  58,002  1.294 - 1.317   76,194        --   1.17 - 1.45  (24.90) - (24.66)

  MFS Total Return Portfolio                         2003  43,617  2.208 - 2.268   98,463      2.10   1.17 - 1.45      14.88 - 15.19
                                                     2002  52,805  1.922 - 1.969  103,552      5.58   1.17 - 1.45    (6.65) - (6.37)
                                                     2001  61,258  2.059 - 2.103  128,388      2.76   1.17 - 1.45    (1.44) - (1.13)

  Pioneer Strategic Income Portfolio                 2003  20,709  1.618 - 1.661   34,258      8.29   1.17 - 1.45      17.84 - 18.14
                                                     2002  24,944  1.373 - 1.406   34,936     22.32   1.17 - 1.45        4.33 - 4.61
                                                     2001  28,750  1.316 - 1.344   38,496      7.80   1.17 - 1.45        2.73 - 3.07
  Salomon Brothers Strategic Total
    Return Bond Portfolio                            2003   5,463  1.694 - 1.739    9,463      5.08   1.17 - 1.45      11.74 - 11.98
                                                     2002   6,995  1.516 - 1.553   10,826     12.12   1.17 - 1.45        6.76 - 7.10
                                                     2001   5,701  1.420 - 1.450    8,246      6.20   1.17 - 1.45        4.95 - 5.22

                                                                                            INVEST-     EXPENSE
                                                    YEAR            UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney High Income Portfolio                 2003  16,613  1.494 - 1.534   25,383      6.91   1.17 - 1.45      25.65 - 26.05
                                                     2002  19,770  1.189 - 1.217   23,989     22.09   1.17 - 1.45    (4.57) - (4.40)
                                                     2001  25,146  1.246 - 1.273   31,930     11.74   1.17 - 1.45    (5.18) - (4.86)
  Smith Barney International All Cap
    Growth Portfolio                                 2003  23,708  0.999 - 1.026   24,223      0.94   1.17 - 1.45      25.66 - 26.04
                                                     2002  35,190  0.795 - 0.814   28,580      0.88   1.17 - 1.45  (26.80) - (26.60)
                                                     2001  42,407  1.086 - 1.109   46,910        --   1.17 - 1.45  (32.17) - (31.96)

  Smith Barney Large Cap Value Portfolio             2003  27,443  1.886 - 1.937   52,937      1.62   1.17 - 1.45      25.82 - 26.11
                                                     2002  33,751  1.499 - 1.536   51,646      3.53   1.17 - 1.45  (26.52) - (26.26)
                                                     2001  43,357  2.040 - 2.083   90,046      1.37   1.17 - 1.45    (9.49) - (9.28)
  Smith Barney Large Capitalization
    Growth Portfolio                                 2003  32,937  1.357 - 1.379   45,351      0.02   1.17 - 1.45      45.44 - 45.93
                                                     2002  35,908  0.933 - 0.945   33,913      0.31   1.17 - 1.45  (25.89) - (25.71)
                                                     2001  45,385  1.259 - 1.272   57,662        --   1.17 - 1.45  (13.77) - (13.53)

  Smith Barney Money Market Portfolio                2003  27,759  1.277 - 1.311   36,278      0.68   1.17 - 1.45    (0.78) - (0.53)
                                                     2002  49,870  1.287 - 1.318   65,591      1.26   1.17 - 1.45      (0.16) - 0.08
                                                     2001  54,251  1.289 - 1.317   71,305      3.50   1.17 - 1.45        2.14 - 2.49

  Strategic Equity Portfolio                         2003  42,706  2.200 - 2.259   96,052        --   1.17 - 1.45      30.64 - 31.03
                                                     2002  52,312  1.684 - 1.724   89,867      0.52   1.17 - 1.45  (34.53) - (34.37)
                                                     2001  72,310  2.572 - 2.627  189,341      0.20   1.17 - 1.45  (14.61) - (14.37)

  Travelers Managed Income Portfolio                 2003  13,649  1.548 - 1.590   21,597      3.47   1.17 - 1.45        6.91 - 7.22
                                                     2002  18,488  1.448 - 1.483   27,324     10.83   1.17 - 1.45        0.70 - 0.95
                                                     2001  21,859  1.438 - 1.469   32,009      4.01   1.17 - 1.45        5.19 - 5.53

  Van Kampen Enterprise Portfolio                    2003  22,110  1.794 - 1.842   40,557      0.14   1.17 - 1.45      23.81 - 24.12
                                                     2002  27,062  1.449 - 1.484   40,003      0.69   1.17 - 1.45  (30.37) - (30.16)
                                                     2001  35,421  2.081 - 2.125   75,043        --   1.17 - 1.45  (22.41) - (22.19)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                          2003   1,392  0.969 - 0.976    1,359        --   1.17 - 1.45      40.03 - 40.23
                                                     2002     611  0.692 - 0.696      425        --   1.17 - 1.45  (26.77) - (26.50)
                                                     2001     480  0.945 - 0.947      454        --   1.17 - 1.45     (2.17) - 20.38


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     AIM V.I.
                                                     PREMIER
                                                      EQUITY                  ALLIANCEBERNSTEIN              GLOBAL GROWTH
                                                      FUND -                   PREMIER GROWTH                FUND - CLASS 2
                                                     SERIES I                PORTFOLIO - CLASS B                 SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................        452,916        786,908        600,139      1,834,200      1,857,898         380,811
Accumulation units purchased and
  transferred from other funding options        395,349        114,800        275,483      1,058,951      1,586,580       2,518,660
Accumulation units redeemed and
  transferred to other funding options .       (292,066)      (448,792)      (331,150)    (2,293,012)      (636,453)     (1,041,573)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................        556,199        452,916        544,472        600,139      2,808,025       1,857,898
                                           ============   ============   ============   ============   ============    ============

                                                                                                               DREYFUS VIF
                                                                                                               DEVELOPING
                                                  GROWTH FUND -                  GROWTH-INCOME                   LEADERS
                                                     CLASS 2                    FUND - CLASS 2                 PORTFOLIO -
                                                      SHARES                        SHARES                   INITIAL SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      6,515,117      2,213,788      9,691,067      4,901,596      8,521,936       9,106,702
Accumulation units purchased and
  transferred from other funding options      5,795,328      7,915,753      5,679,704      8,667,017        891,057       3,290,821
Accumulation units redeemed and
  transferred to other funding options .     (2,502,699)    (3,614,424)    (3,128,876)    (3,877,546)    (1,953,858)     (3,875,587)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      9,807,746      6,515,117     12,241,895      9,691,067      7,459,135       8,521,936
                                           ============   ============   ============   ============   ============    ============

                                                   EQUITY INDEX
                                                    PORTFOLIO -                                                INVESTORS
                                                     CLASS II                    FUNDAMENTAL                     FUND -
                                                      SHARES                   VALUE PORTFOLIO                   CLASS I
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      5,390,856      5,389,289     35,153,853     43,455,117      8,316,159       9,972,868
Accumulation units purchased and
  transferred from other funding options        863,379      1,663,029      1,402,795      3,188,724        647,185       1,717,909
Accumulation units redeemed and
  transferred to other funding options .       (961,929)    (1,661,462)    (7,828,875)   (11,487,286)    (2,135,473)     (3,373,065)
Annuity units ..........................             --             --         (2,631)        (2,702)        (1,887)         (1,553)
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      5,292,306      5,390,856     28,725,142     35,153,853      6,825,984       8,316,159
                                           ============   ============   ============   ============   ============    ============

                                                                                   SELECT                       SELECT
                                                   TOTAL RETURN                   BALANCED                      GROWTH
                                                  FUND - CLASS I                 PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      2,122,348      2,016,953      9,000,485     10,858,923      4,790,775       5,502,134
Accumulation units purchased and
  transferred from other funding options        397,001        636,826        316,729        225,928         84,163         142,998
Accumulation units redeemed and
  transferred to other funding options .       (526,811)      (531,431)    (1,643,755)    (2,084,366)      (766,436)       (854,357)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      1,992,538      2,122,348      7,673,459      9,000,485      4,108,502       4,790,775
                                           ============   ============   ============   ============   ============    ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                SMITH BARNEY
                                                   SELECT HIGH                   GROWTH AND                    SMITH BARNEY
                                                     GROWTH                        INCOME                       LARGE CAP
                                                    PORTFOLIO                     PORTFOLIO                   CORE PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      2,252,461      2,921,709             --         78,122        134,123          60,159
Accumulation units purchased and
  transferred from other funding options         75,192         49,740             --          1,136        452,368         122,252
Accumulation units redeemed and
  transferred to other funding options .     (1,146,398)      (718,988)            --        (79,258)       (43,075)        (48,288)
Annuity units ..........................             --             --             --             --             --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      1,181,255      2,252,461             --             --        543,416         134,123
                                           ============   ============   ============   ============   ============    ============

                                                  SMITH BARNEY
                                                     PREMIER
                                                   SELECTIONS
                                                     ALL CAP                    CONVERTIBLE                    DISCIPLINED
                                                     GROWTH                     SECURITIES                       MID CAP
                                                    PORTFOLIO                    PORTFOLIO                   STOCK PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                                2003           2002           2003           2002           2003           2002
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................      1,451,494        245,690      3,254,464      3,523,238      8,544,699      8,320,565
Accumulation units purchased and
  transferred from other funding options      1,027,249      1,826,999      1,426,125        590,579      1,421,959      4,014,430
Accumulation units redeemed and
  transferred to other funding options .       (685,090)      (621,195)      (701,154)      (859,353)    (2,185,586)    (3,790,296)
Annuity units ..........................             --             --             --             --             --             --
                                           ------------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................      1,793,653      1,451,494      3,979,435      3,254,464      7,781,072      8,544,699
                                           ============    ===========    ===========    ===========    ===========    ===========

                                                                                     MFS
                                                   MERRILL LYNCH                  EMERGING                     AIM CAPITAL
                                                     LARGE CAP                     GROWTH                      APPRECIATION
                                                  CORE PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................      6,347,763      8,800,744     27,648,883     37,551,439     44,034,704      58,001,897
Accumulation units purchased and
  transferred from other funding options        121,668        229,508        832,715        500,447        470,372       1,032,775
Accumulation units redeemed and
  transferred to other funding options .     (1,440,084)    (2,682,489)    (6,086,740)   (10,403,003)    (8,856,290)    (14,996,341)
Annuity units ..........................             --             --             --             --         (3,538)         (3,627)
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................      5,029,347      6,347,763     22,394,858     27,648,883     35,645,248      44,034,704
                                           ============   ============   ============   ============   ============    ============

                                                                                                                SALOMON
                                                                                  PIONEER                       BROTHERS
                                                    MFS TOTAL                    STRATEGIC                      STRATEGIC
                                                     RETURN                        INCOME                      TOTAL RETURN
                                                    PORTFOLIO                    PORTFOLIO                    BOND PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     52,805,466     61,258,319     24,943,603     28,749,545      6,995,140       5,701,322
Accumulation units purchased and
  transferred from other funding options      1,764,497      4,986,615      1,081,971      2,406,899      1,946,448       4,435,589
Accumulation units redeemed and
  transferred to other funding options .    (10,949,490)   (13,435,635)    (5,315,471)    (6,211,774)    (3,478,993)     (3,141,771)
Annuity units ..........................         (3,907)        (3,833)        (1,035)        (1,067)            --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     43,616,566     52,805,466     20,709,068     24,943,603      5,462,595       6,995,140
                                           ============   ============   ============   ============   ============    ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                SMITH BARNEY
                                                   SMITH BARNEY                 INTERNATIONAL                  SMITH BARNEY
                                                   HIGH INCOME                     ALL CAP                      LARGE CAP
                                                    PORTFOLIO                  GROWTH PORTFOLIO               VALUE PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     19,769,637     25,146,036     35,189,934     42,407,146     33,751,027      43,356,539
Accumulation units purchased and
  transferred from other funding options      4,196,206      2,029,418    157,257,426    365,092,376        632,569         844,152
Accumulation units redeemed and
  transferred to other funding options .     (7,351,976)    (7,404,834)  (168,738,504)  (372,308,426)    (6,936,599)    (10,445,980)
Annuity units ..........................           (954)          (983)        (1,128)        (1,162)        (3,776)         (3,684)
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     16,612,913     19,769,637     23,707,728     35,189,934     27,443,221      33,751,027
                                           ============   ============   ============   ============   ============    ============

                                                 SMITH BARNEY
                                                     LARGE
                                                CAPITALIZATION                 SMITH BARNEY                     STRATEGIC
                                                    GROWTH                     MONEY MARKET                      EQUITY
                                                   PORTFOLIO                     PORTFOLIO                      PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     35,908,260     45,384,894     49,870,080     54,250,759     52,312,207      72,310,235
Accumulation units purchased and
  transferred from other funding options      4,944,984      2,575,605    110,488,578    282,822,531        663,788       1,098,215
Accumulation units redeemed and
  transferred to other funding options .     (7,914,835)   (12,050,750)  (132,599,217)  (287,203,210)   (10,268,020)    (21,093,917)
Annuity units ..........................         (1,809)        (1,489)            --             --         (2,267)         (2,326)
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     32,936,600     35,908,260     27,759,441     49,870,080     42,705,708      52,312,207
                                           ============   ============   ============   ============   ============    ============

                                                                                                              SMITH BARNEY
                                                    TRAVELERS                                                   SMALL CAP
                                                     MANAGED                    VAN KAMPEN                        GROWTH
                                                     INCOME                     ENTERPRISE                    OPPORTUNITIES
                                                    PORTFOLIO                    PORTFOLIO                      PORTFOLIO
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation and annuity units
  beginning of year ....................     18,488,409     21,858,594     27,062,251     35,420,625        610,683         479,991
Accumulation units purchased and
  transferred from other funding options      2,918,692      6,869,420        172,975        390,544      1,009,505         824,595
Accumulation units redeemed and
  transferred to other funding options .     (7,757,472)   (10,238,542)    (5,122,606)    (8,746,545)      (227,756)       (693,903)
Annuity units ..........................         (1,033)        (1,063)        (2,312)        (2,373)            --              --
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation and annuity units
  end of year ..........................     13,648,596     18,488,409     22,110,308     27,062,251      1,392,432         610,683
                                           ============   ============   ============   ============   ============    ============

                                                     COMBINED
                                           ----------------------------
                                               2003            2002
                                               ----            ----
Accumulation and annuity units
  beginning of year ....................    543,788,837     652,246,857
Accumulation units purchased and
  transferred from other funding options    311,240,040     713,885,241
Accumulation units redeemed and
  transferred to other funding options .   (410,513,737)   (822,317,399)
Annuity units ..........................        (26,277)        (25,862)
                                           ------------    ------------
Accumulation and annuity units
  end of year ..........................    444,488,863     543,788,837
                                           ============    ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and
    Owners of Variable Annuity Contracts of The Travelers Fund BD II for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD II for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD II for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                  /s/ KPMG LLP

Hartford, Connecticut
March 29, 2004

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD II for Variable Annuities or shares of Fund BD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



FNDBDII (Annual) (12-03) Printed in U.S.A.



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-12540S                                                                May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
       Notes to Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
     -------      -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       2.     Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4 Variable Annuity Contracts. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       5. Form of Applications. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed September 8, 1995.)

       6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8 Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 29, 1997.)

       10.    Consent of KPMG LLP, Independent Auditors. Filed herewith.

       11     Not applilcable.

       12     Not applicable.

       15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed April 18, 2000.

              Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed April 19, 2001.)

              Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 33-58131 filed April 24, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL          POSITIONS AND OFFICES
BUSINESS ADDRESS            WITH INSURANCE COMPANY
------------------          ----------------------

George C. Kokulis*          Director, Chairman, President and Chief Executive
                            Officer

Glenn D. Lammey*            Director, Senior Executive Vice President, Chief
                            Financial Officer, Chief Accounting Officer

Kathleen L. Preston*        Director and Executive Vice President

Edward W. Cassidy*          Senior Vice President

Winnifred Grimaldi*         Senior Vice President

Marla Berman Lewitus*       Director, Senior Vice President and General Counsel

Brendan Lynch*              Senior Vice President

David A. Tyson*             Senior Vice President

David A. Golino*            Vice President and Controller

Donald R. Munson, Jr.*      Vice President

Mark Remington*             Vice President

Tim W. Still*               Vice President

Bennett Kleinberg*          Vice President

Dawn Fredette*              Vice President

George E. Eknaian*          Vice President and Chief Actuary

Linn K. Richardson*         Second Vice President and Actuary

Paul Weissman*              Second Vice President and Actuary

Ernest J.Wright*            Vice President and Secretary

Kathleen A. McGah*          Assistant Secretary and Deputy General Counsel

Principal Business Address:

*        The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 29, 2004,11,987 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.   INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities,The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate

Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account,TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ------------------                 ---------------------

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief
                                           Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising
                                           Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.   MANAGEMENT SERVICES

Not applicable.

ITEM 32.   UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on this 29th day of April 2004.

                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES

                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   (Depositor)

                                 By: *GLENN D. LAMMEY
                                     -------------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 29th day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
------------------------------------    Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
------------------------------------    Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director
------------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
------------------------------------
(Kathleen L. Preston)



*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                 METHOD OF FILING
  -----------    -----------                                 ----------------
      10.        Consent of KPMG LLP, Independent Auditors.  Electronically